UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3814

Reserve New York Tax-Exempt Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Edmund P. Bergan Jr. 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

Item 1.    Semi-Annual Reports to Shareholders

Semi-Annual Report

November 30, 2006

(Unaudited)

Interstate Tax-Exempt Fund

California Tax-Exempt Fund

Connecticut Tax-Exempt Fund

Florida Tax-Exempt Fund

Massachusetts Tax-Exempt Fund

Michigan Tax-Exempt Fund

New Jersey Tax-Exempt Fund

Ohio Tax-Exempt Fund

Pennsylvania Tax-Exempt Fund

Virginia Tax-Exempt Fund
of The Reserve Tax-Exempt Trust

New York Tax-Exempt Fund
of The Reserve New York Tax-Exempt Trust

Arizona Municipal Money-Market Fund

Louisiana Municipal Money-Market Fund

Minnesota Municipal Money-Market Fund
of The Reserve Municipal Money-Market Trust

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Distributor — Resrv Partners, Inc. RTET-W/SEMI-ANNUAL 11/06

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.7%	Value (Note 1)
	ARIZONA—6.4%
$1,900,000	Apache County IDA for Tucson Electric Power Co., 3.52%, 12/1/20(a)	$1,900,000
35,696,000	Apache County IDA for Tucson Electric Power Co., 3.52%, 12/15/18(a)	35,696,000
1,784,000	Apache County IDA for Tucson Electric Power Co., 3.55%, 12/15/18(a)	1,784,000
3,400,000	Arizona HCF for Royal Oaks, 3.48%, 3/1/27(a)	3,400,000
3,900,000	Arizona HCF for Vol Hospital, Series B, 3.48%,10/1/15(a)	3,900,000
9,904,000	Coconino Pollution Control for AZ Public Services Co. Project, 3.67%, 11/1/33(a)	9,904,000
384,000	Maricopa County AZ for Las Gardenias Apts., Series A, 3.51%, 4/15/33(a)	384,000
7,650,000	McAllister Village AZ for Arizona State University Project, 3.50%, 7/1/45(a)	7,650,000
900,000	Phoenix IDR for Del Mar Terrace, 3.50%, 10/1/29(a)	900,000
3,400,000	Pima County IDR for Tucson Electric Power Co., Series 82 A, 3.55%, 12/1/22(a)	3,400,000
2,479,000	Salt River Pima for Indian Community, 3.51%, 10/1/26(a)	2,479,000
5,000,000	Scottsdale AZ IDA for Healthcare, Series C, 3.46%, 9/1/35(a)	5,000,000
2,559,000	Scottsdale AZ IDA for Notre Dame School of Phoenix, 3.50%, 5/1/21(a)	2,559,000
		78,956,000
	CALIFORNIA—1.7%
395,000	Alameda Contra Costa COP, Series F, 3.39%, 8/1/23(a)	395,000
2,375,000	California HFA Revenue, Series P, 3.53%, 2/1/27(a)	2,375,000
345,000	California Pollution Control Colmac Energy, Series A, 3.43%, 12/1/16(a)	345,000
740,000	California State Kindergarten University, Series B, 3.52%, 5/1/34(a)	740,000
400,000	California Statewide CDA for Covenant Retirement Community, 3.34%, 12/1/25(a)	400,000
3,050,000	California Water Department Reserve Power Supply, 3.30%, 5/1/22(a)	3,050,000
2,250,000	California Water Department Reserve Power Supply, 3.35%, 5/1/22(a)	2,250,000
625,000	California Water Department Reserve Power Supply, Series B-3, 3.52%, 5/1/22(a)	625,000
1,650,000	California Water Department Reserve Power Supply, Series C-13, 3.31%, 5/1/22(a)	1,650,000
1,000,000	California Water Department Reserve Power Supply, Series G-10, 3.28%, 5/1/18(a)	1,000,000
4,000,000	Dublin California MFH for Park Sierra, Series A, 3.41%, 6/1/28(a)	4,000,000
1,400,000	Los Angeles CA Community Security Building Project, 3.35%, 12/15/34(a)	1,400,000
885,000	Orange County California Sanitation Authority, 3.30%, 8/1/13(a)	885,000
2,000,000	Santa Clara County El Cammo Hospital District, 3.42%, 8/1/15(a)	2,000,000
		21,115,000
	COLORADO—0.8%
400,000	Broomfield IDA for Buckeye Investments, 3.52%, 12/1/09(a)	400,000
6,600,000	Colorado ECFA for Bear Creek School Project, 3.48%, 10/1/32(a)	6,600,000
2,800,000	University of Colorado HRB, Series B, 3.47%, 11/15/35(a)	2,800,000
		9,800,000
	CONNECTICUT—3.4%
1,620,000	Connecticut DAR for Pierce Memorial Baptist, 3.49%, 10/1/28(a)	1,620,000
2,700,000	Connecticut DAR for Solid Waste, 3.51%, 8/1/23(a)	2,700,000
1,400,000	Connecticut HEFA for Hotchkiss School, Series A, 3.50%, 7/1/30(a)	1,400,000
34,050,000	Connecticut HEFA for Yale University, Series V-2, 3.65%, 7/1/36(a)	34,050,000
1,600,000	Connecticut HFA, Sub-Series D-3, 3.48%, 5/15/33(a)	1,600,000
550,000	Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.47%, 6/1/20(a)	550,000
200,000	Shelton County HFA for Crosby Commons Project, 3.51%, 1/1/31(a)	200,000
		42,120,000

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	FLORIDA—10.7%
$23,410,000	Alachua County HFA for Oak Hammock University, 3.65%, 10/1/32(a)	$23,410,000
850,000	Broward County EFA for City College Project, 3.48%,11/1/31(a)	850,000
5,075,000	Collier County for Cleveland Health Clinic, 3.65%, 1/1/35(a)	5,075,000
600,000	Dade County IDA for Dolphins Stadium Project, Series C, 3.51%, 1/1/16(a)	600,000
4,800,000	Dade County Water Service, 3.46%, 10/5/22(a)	4,800,000
400,000	Duval County HFA Multifamily for Lighthouse Bay Apartments, 3.48%, 12/1/32(a)	400,000
525,000	Florida HEFA for St. Thomas University Project, 3.65%, 1/1/19(a)	525,000
5,000,000	Florida HFC Multifamily for Collins Cove Apartments-W, 3.53%, 2/1/36(a)	5,000,000
2,925,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 2.96%-3.24%, 8/1/35(a)	2,925,000
5,000,000	Jacksonville Florida District Energy System Series A, 3.47%, 10/1/34(a)	5,000,000
10,380,000	Jacksonville Florida HFA for Southern Baptist Hospital, Series A, 3.65%, 8/15/33(a)	10,380,000
3,150,000	Manatee County Florida , PCR for Florida Power & Light, 3.67%, 9/1/24(a)	3,150,000
3,600,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 3.55%, 10/15/25(a)	3,600,000
2,180,000	Orange County for Central YMCA Project, Series A, 3.52%, 5/1/27(a)	2,180,000
9,390,000	Orlando & Orange County, Sub-Series A-2, 3.45%, 7/1/40(a)	9,390,000
7,300,000	Palm Beach County for Morse Obligation Group, 3.50%, 5/1/33(a)	7,300,000
6,455,000	Palm Beach County for Raymond F Kravis Center Project, 3.45%, 7/1/32(a)	6,455,000
12,055,000	Palm Beach County for School Board, Series B, 3.46%, 8/1/27(a)	12,055,000
1,950,000	Pinellas County Florida Pooled Hospital, Series 85, 3.65%,12/1/15(a)	1,950,000
3,425,000	Port Orange for Palmer College Project, 3.48%, 10/1/32(a)	3,425,000
23,665,000	USF Financing Corp. Florida for College of Medicine Health, Series A-2, 3.48%, 7/1/36(a)	23,665,000
		132,135,000
	GEORGIA—0.9%
1,181,678	Georgia Muni Association Pool Bd. COP, 3.51%, 12/15/20(a)	1,181,678
9,675,000	Marietta GA HSG Authority Multifamily for Wood Glen, 3.47%, 7/1/24(a)	9,675,000
		10,856,678
	IOWA— 0.1%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 3.50%, 8/1/15(a)	1,000,000
	KANSAS—1.3%
15,790,000	Kansas State DFA for Shalom Obligation Group, Series BB, 3.64%, 11/15/028(a)	15,790,000
	LOUISIANA—5.6%
820,000	Lake Charles LA Harbor & Term. for Citgo Pete Corp., 3.50%, 8/1/07(a)	820,000
820,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.50%, 11/1/34(a)	820,000
920,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.48%, 10/1/35(a)	920,000
4,918,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.49%, 9/1/08(a)	4,918,000
10,870,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.65%, 9/1/14(a)	10,870,000
240,000	Louisiana PFA for Kenner Hotel Limited, 3.66%,12/1/15(a)	240,000
31,500,000	Louisiana Port International Marine Term Project, Series A, 3.50%, 3/15/25(a)	31,497,809
1,051,000	Louisiana State University A&M College Revenue, 3.50%, 7/1/30(a)	1,051,000
2,397,000	Port of New Orleans Cold Storage Project, 3.59%, 11/1/22(a)	2,397,000
105,000	Port of New Orleans N.O. Cold Storage Project, 3.59%, 11/1/22(a)	105,000
9,220,000	South Louisiana Port Holnam Inc. Project , 3.55%, 1/1/27(a)	9,220,000
4,665,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.50%, 7/1/18(a)	4,665,000
1,080,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.55%, 7/1/21(a)	1,080,000
		68,603,809

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	MARYLAND—2.3%
$5,700,000	Howard County for Vantage House Facility, Series A, 3.48% 6/1/32(a)	$5,700,000
1,915,000	Maryland State Health & Higher Education for Trinity College, 3.48%, 11/1/26(a)	1,915,000
1,050,000	Maryland State Health & Higher Education Pooled Loan, Series D, 3.48%, 1/1/29(a)	1,050,000
9,040,000	Maryland State HEFA for Adventist Health Care, Series A, 3.50%, 1/1/35(a)	9,040,000
10,000,000	Maryland State HEFA for Adventist Health Care, Series B, 3.50%, 1/1/21(a)	10,000,000
		27,705,000
	MASSACHUSETTS—7.0%
100,000	Boston MA Water & Sewer General Revenue, Series A, 3.43% 11/1/24(a)	100,000
1,050,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.61%, 10/1/29(a)	1,050,000
1,300,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.49%, 1/1/35(a)	1,300,000
22,540,000	Massachusetts DFA for Brooksby village project, 3.47%, 7/1/32(a)	22,540,000
2,475,000	Massachusetts DFA for Dean College, 3.48%, 10/1/29(a)	2,475,000
180,000	Massachusetts DFA for Gann Academy Project, 3.48%, 6/1/32(a)	180,000
13,095,000	Massachusetts DFA for Jewish Geriatric Services, 3.48%, 5/15/34(a)	13,095,000
9,225,000	Massachusetts DFA for Salem Community Corp., 3.49%, 1/1/35(a)	9,225,000
140,000	Massachusetts DFA for Smith College, 3.40%, 7/1/24(a)	140,000
1,500,000	Massachusetts DFA IDR for You Incorporated, 3.48%, 9/1/32(a)	1,500,000
2,800,000	Massachusetts GO Bond, Series 97-B, 3.45%, 9/1/16(a)	2,800,000
100,000	Massachusetts HEFA for Berklee College of Music, Series D, 3.37%, 10/1/27(a)	100,000
400,000	Massachusetts HEFA for Cap Asset, 3.55%, 7/1/10(a)	400,000
8,075,000	Massachusetts HEFA for University of Massachusetts, Series A, 3.45%, 11/1/30(a)	8,075,000
100,000	Massachusetts HEFA for Wellesley College, Series E, 3.53%,7/1/22(a)	100,000
200,000	Massachusetts HEFA for Williams College, Series E, 3.46%, 8/1/14(a)	200,000
6,680,000	Massachusetts HFA for Single Family Housing, 3.48%, 12/1/30(a)	6,680,000
9,500,000	Massachusetts State Central Artery, Series B, 3.65%, 12/1/30(a)	9,500,000
700,000	Massachusetts Water Reserve Authority, Series 99B, 3.40%, 8/1/28(a)	700,000
5,520,000	Massachusetts WRA, Sub-Series C, 3.73%, 8/1/20(a)	5,520,000
		85,680,000
	MICHIGAN—6.3%
5,875,000	Ann Arbor MI Econ for Glacier Hills Inc. Project, 3.48%,11/1/25(a)	5,875,000
30,000	Detroit MI Sewer Disposal Second Lien GO Bond, Series B, 3.60%, 7/1/33(a)	30,000
20,000,000	Detroit MI Sewer Disposal Second Lien GO Bond, Series E, 3.78%, 7/1/31(a)	20,000,000
75,000	Garden City Hospital Group, Series 96-A, 3.50%, 9/1/26(a)	75,000
7,450,000	Green Lake Twp EDA for Interlochen Center Project, 3.50%, 6/1/34(a)	7,450,000
1,250,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.65%, 12/1/14(a)	1,250,000
7,025,000	Jackson County EDC for Vista Grande Villa, Series A, 3.64%, 11/1/31(a)	7,025,000
5,595,000	Michigan State HDA Multifamily for Berrien Woods III, Series A, 3.58%, 7/1/32(a)	5,595,000
935,000	Michigan State HDA Multifamily for River Place Apts., 3.51%, 6/1/18(a)	935,000
30,000	Michigan State University Revenue, Series A, 3.60%, 8/15/32(a)	30,000
350,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.54%, 1/1/14(a)	350,000
435,000	Michigan Strategic Fund for Henry Ford Museum Village Project, 3.67%, 12/1/33(a)	435,000
2,735,000	Michigan Strategic Fund for Metaltec Steel Abrasive, 3.55%, 8/1/31(a)	2,735,000
1,450,000	Michigan Strategic Fund for Mot LLC Project, 3.49%, 12/1/34(a)	1,450,000
2,580,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.51%, 11/15/34(a)	2,580,000

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	MICHIGAN (Continued)
$295,000	Milan MI Area Schools Unlimited GO Bond, 3.50%, 5/1/30(a)	$295,000
250,000	Oakland County Michigan Education Graph-Tech Project, 3.54%, 4/1/28(a)	250,000
1,150,000	Oakland University General Revenue, 3.53%, 3/1/31(a)	1,150,000
100,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.53%,12/1/32(a)	100,000
19,600,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.54%,12/1/16(a)	19,600,000
850,000	Woodhaven Brownstown MI School District, Series B, 3.63%, 5/1/34(a)	850,000
		78,060,000
	MINNESOTA—0.6%
2,295,000	Minnesota Health for Fairview Health Services, 3.47%, 11/15/32(a)	2,295,000
1,480,000	Minnesota HEFA for Carleton College, Series 6D, 3.40%, 4/1/35(a)	1,480,000
1,146,000	Minnesota HEFA for Residential Housing, Series C, 3.75%, 1/1/35(a)	1,146,000
1,756,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3.65%, 10/1/30(a)	1,756,000
599,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.65%, 10/1/32(a)	599,000
165,000	Regents University Minnesota, Series A, 3.50%, 7/1/08(a)	165,000
550,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge Project, 3.50%, 10/1/33(a)	550,000
		7,991,000
	MISSOURI—0.5%
5,600,000	Missouri State Health Education SSM Health Care, Series C-3, 3.49%, 6/1/33(a)	5,600,000
155,000	Platte County IDR for Platte Care Facility, 3.50%, 10/1/10(a)	155,000
		5,755,000
	NEVADA—0.4%
5,450,000	Carson City HRB for Carson-Tahoe Regional Medical Center, 3.48%, 9/1/35(a)	5,450,000
	NEW JERSEY—6.8%
650,000	Hudson County NJ Improvement Essential Purpose Government, 3.40%, 7/15/26(a)	650,000
41,675,000	New Jersey EDA for Airis Newark Project, 3.42%,1/1/19(a)	41,675,000
900,000	New Jersey EDA for Bayonne Dock, 3.60%, 12/1/27(a)	900,000
700,000	New Jersey EDA for Geriatric Services Housing Project, 3.44%, 11/1/31(a)	700,000
200,000	New Jersey EDA for Newark Container LLC, 3.50%, 7/1/30(a)	200,000
5,335,000	New Jersey EDA for Thermal Energy LLC, 3.42%, 9/1/31(a)	5,335,000
1,200,000	New Jersey Health Care for Community Hospital Group, Series A1, 3.44%, 7/1/20(a)	1,200,000
1,195,000	New Jersey Health Care for St. Barnabas Hospital, Series 2001A, 3.44%, 7/1/31(a)	1,195,000
150,000	New Jersey Sports Authority Expo, Series C, 3.40%, 9/1/24(a)	150,000
15,000,000	New Jersey State GO Bonds, 4.5%, 6/22/07	15,076,335
1,400,000	New Jersey Turnpike Authority, Series C-2, 3.52%, 1/1/24(a)	1,400,000
12,185,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.60%, 8/1/24(a)	12,185,000
800,000	Port Authority of New York & New Jersey Versatile Structure, Series 3, 3.60%, 6/1/20(a)	800,000
2,185,000	Salem County NJ for Friends Home Woodstown Inc., 3.46%, 4/1/34(a)	2,185,000
		83,651,335
	NEW MEXICO—0.4%
4,600,000	Farmington PCR for Arizona Public Services Co., Series C, 3.70%, 9/1/24(a)	4,600,000
	NEW YORK—22.6%
1,900,000	Babylon NY IDR for Ogden Martin, 3.41%, 1/1/19(a)	1,900,000
650,000	Guilderland IDA for Eastern Industrial Park, 3.47%, 12/1/08(a)	650,000
26,200,000	Long Island Power Authority, Subseries 3B-RMKT, 3.65%, 5/1/33(a)	26,200,000
3,795,000	Metropolitan Transit Authority Revenue, Series D-2, 3.43%, 11/1/32(a)	3,795,000

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEW YORK (Continued)
$1,700,000	Metropolitan Transit Authority Revenue, Sub-Series E-1, 3.45%, 11/1/35(a)	$1,700,000
3,800,000	New York City GO Bond, Series A-4, 3.62%, 8/1/21(a)	3,800,000
4,350,000	New York City GO Bond, Series A-4, 3.62%, 8/1/23(a)	4,350,000
14,035,000	New York City GO Bond, Series B-8, 3.45%, 8/15/24(a)	14,035,000
9,100,000	New York City GO Bond, Series H-1, 3.62%, 3/1/34(a)	9,100,000
1,025,000	New York City GO Bond, Series H-2, 3.62%, 8/1/14(a)	1,025,000
3,000,000	New York City HDA for Brookhaven Apartments, Series A, 3.48%, 1/1/36(a)	3,000,000
27,100,000	New York City MWFA WSR, Series C-1, 3.62%, 6/15/18(a)	27,100,000
36,000,000	New York City MWFA WSR, Series F-1, 3.62%, 6/15/33(a)	36,000,000
1,925,000	New York NY, Subseries A-2, 3.43%, 8/1/31(a)	1,925,000
4,350,000	New York State HFA for 521 West 42nd St Apts -A., 3.53%, 11/1/34(a)	4,350,000
1,225,000	New York State HFA for Bleecker Terrace Apt. Project, Series 85, 3.51%, 7/1/15(a)	1,225,000
5,000,000	New York State HFA for Victory Housing, Series 2004-A, 3.50%, 11/1/33(a)	5,000,000
4,200,000	New York State HFA for W 43rd St., 3.50%, 11/1/34(a)	4,200,000
20,000,000	New York State HFA for Worth Street Market, 3.50%, 5/15/33(a)	20,000,000
16,600,000	New York State HFA, Series B, 3.45%, 3/15/26(a)	16,600,000
14,650,000	New York State Housing Agency, Series C, 3.45%, 3/15/26(a)	14,650,000
11,750,000	New York State Local Govt. Assistance Corp., 3.45%, 4/1/25(a)	11,750,000
12,600,000	New York State Local Govt. Assistance Corp., Series D, E, 3.38%-3.43%, 4/1/25(a)	12,600,000
1,375,000	New York State Local, Series A, 3.43%, 4/1/22(a)	1,375,000
30,000,000	New York State Local, Series B, 3.38%, 4/1/23(a)	30,000,000
1,825,000	Rotterdam NY IDA for Industrial Park Project, Series A, 3.47%, 11/1/09(a)	1,825,000
445,000	Schenectady County IDA for Sunnyview Hospital and Rehab., Series A, 3.50%, 8/1/33(a)	445,000
11,000,000	Triborough Bridge and Tunnel Authority, Sub-Series B-3, 3.45%, 1/1/32(a)	11,000,000
8,700,000	Westchester NY IDA for Catharine Field Home, 3.44%, 1/1/31(a)	8,700,000
		278,300,000
	NORTH CAROLINA—0.1%
600,000	North Carolina EFA for Cardinal Gibbons, 3.50%, 8/1/14(a)	600,000
900,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 3.53%, 4/1/18(a)	900,000
		1,500,000
	OHIO—3.9%
4,325,000	Akron OH Bath Copley HDR for Summa Health System, Series B, 3.50%, 11/1/34(a)	4,325,000
1,100,000	Butler County HCF for Lifesphere Project, 3.46%, 5/1/27(a)	1,100,000
600,000	Cleveland OH Income Tax Revenue, 3.37%, 5/15/24(a)	600,000
300,000	Clinton County for Wilmington Airport Inc., 3.48%, 6/1/11(a)	300,000
2,670,000	Cuyahoga County for Cleveland Health Education Museum, 3.50%, 3/1/32(a)	2,670,000
300,000	Cuyahoga County HCF for Devon Oaks Project, 3.49%, 2/1/34(a)	300,000
3,500,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.50%, 7/1/31(a)	3,500,000
7,500,000	Evandale County IDR for SHV Realty Inc., 3.50%, 9/1/15(a)	7,500,000
1,535,000	Franklin County Hospital Revenue for U.S. Health Corp., Series 96 A, 3.46%, 12/1/21(a)	1,535,000
280,000	Franklin County Hospital Revenue for U.S. Health Corp., Series B, 3.46%, 12/1/20(a)	280,000
75,000	Geauga County for Heather Hill Inc, 3.46%, 7/1/23(a)	75,000
2,650,000	Hamilton County HCF for Episcopal, Series B, 3.50%, 6/1/35(a)	2,650,000
600,000	Hamilton County HRB for Alliance Health, Series A, 3.37%, 1/1/18(a)	600,000
515,000	Kent State University Receipts, 3.50%, 5/1/31(a)	515,000

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	OHIO (Continued)
$4,950,000	Licking County HCF, 3.48%, 11/1/33(a)	$4,950,000
5,000	Marion County Hospital Improvement, Pooled Lease Program, 3.50%, 11/1/21(a)	5,000
860,000	Middleburgh Heights for Southwest General Hospital, 3.49%, 8/15/22(a)	860,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series A, 3.52%, 2/1/14(a)	100,000
75,000	Ohio Air Quality DAR PCR for Ohio Edison, Series C, 3.62%, 6/1/23(a)	75,000
1,470,000	Ohio State EFA for Ashland University Project, 3.53%, 9/1/24(a)	1,470,000
100,000	Ohio State EFA for Case Western University, 3.52%, 10/1/31(a)	100,000
1,750,000	Ohio State University General Receipts, 3.40%, 12/1/17(a)	1,750,000
2,825,000	Ohio State University General Receipts, 3.40%, 12/1/27(a)	2,825,000
2,275,000	Ohio WDA PCR for First Energy Gen Corp., 3.64%, 5/15/19(a)	2,275,000
7,600,000	Toledo-Lucas County Port Authority, Series C, 3.48%, 5/15/38(a)	7,600,000
		47,960,000
	OREGON—0.0%^
500,000	Portland MFH for South Park Project, 3.55%, 12/1/11(a)	500,000
	PENNSYLVANIA—9.0%
5,000	Allegheny County Higher Ecucation Carnegie Mellon University, 3.55%, 12/1/33(a)	5,000
3,050,000	Allentown PA IDA for Diocese of Allentown, 3.55% 12/1/29(a)	3,050,000
4,200,000	Beaver County IDA for Firstenergy Nuclear, 3.50%,1/1/35(a)	4,200,000
8,370,000	Chester County PA IDA for Archdiocese of Philadelphia, 3.55%, 7/1/31(a)	8,370,000
100,000	City of Philadelphia Water and Sewer Revenue Refund, 3.46%, 6/15/23(a)	100,000
20,000,000	Cumberland County PA for Asbury Obligated Group, 3.50%, 1/1/41(a)	20,000,000
3,100,000	Cumberland County PA for Presbyterian Homes Inc., 3.47%, 12/1/32(a)	3,100,000
3,450,000	Delaware County IDR for Sun Inc., 3.50%, 11/1/33(a)	3,450,000
225,000	Delaware Valley Finance Authority, Series 85-A, 3.48%, 12/1/19(a)	225,000
10,500,000	Emmaus General Authority Revenue, Sub-Series G-18, 3.50%, 3/1/24(a)	10,500,000
1,475,000	Manheim Township School District GO Bond, 3.48%, 5/1/23(a)	1,475,000
1,800,000	Montgomery County Higher Ed. For William Penn Charter, 3.50%, 9/15/31(a)	1,800,000
3,400,000	Montgomery County Multifamily HSG for Kingswood Apartments, Series A, 3.47%, 8/15/31(a)	3,400,000
2,040,000	North Hampton County First Mortgage of Kirkland Village, 3.47%, 11/1/30(a)	2,040,000
4,330,000	Pennsylvania Energy Development Authority for Ebensburg Project 3.52%, 12/1/11(a)	4,330,000
2,000,000	Pennsylvania HEFA for Association of Independent Colleges, Series E3, 3.47%, 11/1/14(a)	2,000,000
10,425,000	Pennsylvania HEFA for Children's Hospital Project-D, 3.63%, 7/1/31(a)	10,425,000
1,300,000	Pennsylvania State Turnpike Commission, Series A-3, 3.50%, 12/1/30(a)	1,300,000
1,325,000	Philadelphia IDR for Fox Chase Cancer Center Project, 3.63%, 7/1/25(a)	1,325,000
3,300,000	Philadelphia PA Authority Newcourtland Elder Services Project, 3.55%, 3/1/27(a)	3,300,000
10,100,000	Quakertown Pennsylvania General Authority Revenue, Series A, 3.50%, 7/1/26(a)	10,100,000
1,600,000	Washington County Revenue for University of Pennsylvania, 3.46%, 7/1/34(a)	1,600,000
14,000,000	Westmoreland County IDA for Redstone Highlands Apartments, 3.49%, 1/1/36(a)	14,000,000
800,000	Wilkens Area IDA for Fairview Extended Care, Series B, 3.47%, 1/1/21(a)	800,000
		110,895,000
	PUERTO RICO—0.5%
2,072,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)	2,072,000
3,865,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28(a)	3,865,000
		5,937,000

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	TENNESSEE—0.0%^
$495,000	Chattanooga TN HEFA for Baylor School Project, Series 96, 3.49%, 11/1/16(a)	$495,000
	TEXAS—3.1%
3,700,000	Harris County IDA for Baytank Houston Inc. Project, 3.50%, 2/1/20(a)	3,700,000
17,000,000	Texas State GO Bond, 4.50%, 8/31/07	17,118,641
18,000,000	Travis County HFA for Querencia Barton Creek, Series C, 3.48%, 11/15/35(a)	18,000,000
		38,818,641
	VIRGINIA—1.5%
1,000,000	Alexandria County IDA for Goodwin House, 3.60%, 10/1/35(a)	1,000,000
1,784,000	Arlington County for Ballston Public Parking, 3.55%, 8/1/17(a)	1,784,000
258,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 3.49%, 7/1/31(a)	258,000
366,000	Fairfax County EDA for Smithsonian Institute, 3.48%, 12/1/33(a)	366,000
275,000	Hampton County MFH for Shoreline Apartments, 3.52%, 12/1/19(a)	275,000
173,000	Henrico County EDA for White Oaks Ltd Project, 3.55%, 10/1/27(a)	173,000
1,960,000	King George County for Garnet of VA Inc. Project, 3.55%, 9/1/21(a)	1,960,000
475,000	Peninsula Port Authority for Dominion Terminal, 3.61%-3.63%, 7/1/16(a)	475,000
2,442,000	Portsmouth Multifamily for Marsh Landing Project, Series A, 3.54%-3.62%, 6/1/30(a)	2,442,000
9,905,000	University of Virginia General Revenue, Series A, 3.50%, 6/1/34(a)	9,905,000
		18,638,000
	WASHINGTON—3.0%
36,655,000	Washington State HFA for Emerald Heights Project, 3.60%, 7/1/33(a)	36,655,000
	WISCONSIN—0.8%
10,400,000	Wisconsin HEFA for Gunderson Lutheran, Series A, 3.65%, 12/1/15(a)	10,400,000

Total Investments (Cost* $1,229,367,463)	99.7%	$1,229,367,463
Comprehensive management fees payable	0.0	(10,899)
Distribution (12b-1) fees payable	0.0	(1,798)
Other Assets, less Liabilities	0.3	3,310,032
Net Assets	100.0%	$1,232,664,798

Net asset value, offering and redemption price per share of each class, based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:
317,681,583 shares Class R	$1.00
64,537,466 shares Class Treasurer's Trust	$1.00
5,761,988 shares Class 75	$1.00
4,732,347 shares Class 70	$1.00
656,133 shares Class 45	$1.00
48,371,119 shares Class 25	$1.00
107,409 shares Class 15	$1.00
790,816,753 shares Class Institutional	$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—CALIFORNIA TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—97.8%	Value (Note 1)
	CALIFORNIA—97.8%
$2,785,000	California HFA Revenue, Series P, 3.53%, 2/1/27(a)	$2,785,000
3,640,000	California Infrastructure & Economic Development, Series A, 3.34%, 9/1/28(a)	3,640,000
1,300,000	California Infrastructure & Economic Development, Series B, 3.47%, 4/1/42(a)	1,300,000
2,525,000	California Pollution Control for Colmac Energy, Series A, 3.43%, 12/1/16(a)	2,525,000
4,995,000	California Pollution Control Pacific Gas & Electric Finance, 3.55%, 11/1/26(a)	4,995,000
3,000,000	California Pollution Control Wadham Energy LP, 3.52%, 11/1/17(a)	3,000,000
670,000	California School Facilities for Capital Improvements, Series C, 3.42%, 7/1/22(a)	670,000
3,465,000	California State Economic Recovery, Series C-6, 3.47%, 7/1/23(a)	3,465,000
9,565,000	California State General Obligation Bonds, Sub Series A-1, 3.27%, 5/1/40(a)	9,565,000
100,000	California State General Obligation Bonds, Sub Series B-6, 3.50%, 5/1/40(a)	100,000
1,300,000	California State Water Reserve Power Supply Revenue, Series C-13, 3.31%, 5/1/22(a)	1,300,000
3,800,000	California State Water Reserve Power Supply Revenue, Series G-10, 3.28%, 5/1/18(a)	3,800,000
6,000,000	California State Water Reserve Power Supply Revenue, Series G-7, 3.30%, 5/1/17(a)	6,000,000
13,680,000	California State Water Reserve Power Supply Revenue, 3.30-3.68%, 5/1/22(a)	13,680,000
1,090,000	California State Water Reserve Power Supply Revenue, Series B-3, 3.52%, 5/1/22(a)	1,090,000
6,200,000	California Statewide CDA for Covenant Retirement Community, 3.34%, 12/1/25(a)	6,200,000
2,200,000	California Statewide CDA for Early Education Community Center COP, 3.35%, 9/1/31(a)	2,200,000
2,175,000	Chula Vista Charter City for Home Depot Project Inc. Project, 3.32%, 12/1/10(a)	2,175,000
5,000,000	Dublin California MFH for Park Sierra, Series A, 3.41%, 6/1/28(a)	5,000,000
1,000,000	Fremont California COP Family Reserve Center, Series 88, 3.36%, 8/1/30(a)	1,000,000
1,400,000	Fremont California Public Finance Family Reserve Center, Series 98, 3.36%, 8/1/28(a)	1,400,000
1,755,000	Irvine Assessment California Ltd. Obligation Improvement Bonds District 87-8, 3.37%, 9/2/24(a)	1,755,000
4,015,000	Irvine California District Assessment 89-10, 3.40%, 9/2/15(a)	4,015,000
1,850,000	Irvine California District Assessment 94-13, 3.35%, 9/2/22(a)	1,850,000
500,000	Irvine California Improvement Bond Act of 1915 Assessment District 94-13, 3.55%, 9/2/25(a)	500,000
1,175,000	Irvine California Improvement Bond Act of 1915 Assessment District 97-17, 3.35%, 9/2/23(a)	1,175,000
1,500,000	Irvine Ranch California,Water District 140-240-105-250, 3.35%, 4/1/33(a)	1,500,000
5,235,000	Long Beach California Harbor Revenue, Series A, 3.42%, 5/15/27(a)	5,235,000
3,400,000	Los Angeles California Community Redev Multifamily 2nd & Central Apartments-A, 3.35%, 12/1/38(a)	3,400,000
2,300,000	Los Angeles California Community Security Building Project, 3.35%, 12/15/34(a)	2,300,000
1,450,000	Los Angeles California Department LA Intl Airport-A, 3.75%, 5/15/16(a)	1,450,000
5,000,000	Los Angeles California MFH for Grand Promenade Project, 3.33%, 4/1/32(a)	5,000,000
1,300,000	Metro Water District California Waterworks Revenue, Series B-2, 3.36%, 7/1/28(a)	1,300,000
1,300,000	Metro Water District California Waterworks Revenue, Series C-2, 3.47%, 7/1/36(a)	1,300,000
3,265,000	Orange County California Sanitation Authority, 3.30%, 8/1/13(a)	3,265,000
5,475,000	Orange County California Sanitation COPS, 3.37%, 8/1/29(a)	5,475,000
2,475,000	Riverside County California Facilities District # 88-4 Community, 3.33%, 9/1/14(a)	2,475,000
4,000,000	San Francisco Community Facilities District # 4, 3.35%, 8/1/31(a)	4,000,000
1,300,000	Santa Ana California Unified School District, 3.30%, 7/1/15(a)	1,300,000
3,000,000	Santa Clara County California El Cammo Hospital District, 3.42%, 8/1/15(a)	3,000,000
3,700,000	Stockton HCF for Dameron Hospital Association, Series A, 3.50%, 12/1/32(a)	3,700,000

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—CALIFORNIA TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	CALIFORNIA (Continued)
$1,465,000	Turlock Irrigation District for Transportation Project, Series A, 3.55%, 1/1/31(a)	$1,465,000
1,800,000	Tustin California Improvement Bond Act of 1915 Reassessment District # 95-2, 3.35%, 9/2/13(a)	1,800,000

Total Investments (Cost* $133,150,000)	97.8%	$133,150,000
Comprehensive management fees payable	0.0	(2,983)
Distribution (12b-1) fees payable	0.0	(741)
Other Assets, less liabilities	2.2	2,967,365
Net Assets	100.0%	$136,113,641
Net asset value, offering and redemption price per share, based on 136,113,641 shares of beneficial interest, $.001 par value outstanding		$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—CONNECTICUT TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—83.6%	Value (Note 1)
	CONNECTICUT—79.4%
$2,245,000	Connecticut DAR for Independent Living Project, 3.47%, 7/1/15(a)	$2,245,000
1,400,000	Connecticut DAR for Pierce Memorial Baptist, 3.49%, 10/1/28(a)	1,400,000
1,400,000	Connecticut DAR for Solid Waste, 3.51%, 8/1/23(a)	1,400,000
1,400,000	Connecticut HEFA for Hotchkiss School, Series A, 3.50%, 7/1/30(a)	1,400,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, 3.46%, 7/1/30(a)	1,000,000
1,100,000	Connecticut HEFA for Klingberg Family Center, 3.47%, 7/1/32(a)	1,100,000
200,000	Connecticut HEFA for Yale University, Series V-2, 3.65%, 7/1/36(a)	200,000
1,200,000	Connecticut HEFA for Yale University, Series X-3, 3.65%, 7/1/37(a)	1,200,000
1,400,000	Connecticut HFA, Sub Series D-3, 3.48%, 5/15/33(a)	1,400,000
2,550,000	Connecticut Special Tax Obligation for Transportation Infrastructure, 3.53%, 9/1/20(a)	2,550,000
2,255,000	Connecticut State GO, Series 1-A, 3.53%, 2/15/21(a)	2,255,000
860,000	Connecticut State GO, Series 97-B, 3.45%, 5/15/14(a)	860,000
2,460,000	Hartford Redev. Agency MHR for Underwood Towers Project, 3.47%, 6/1/20(a)	2,460,000
2,020,000	New Canaan Housing Authority for Village at Waveny Care Center, 3.44%, 1/1/22(a)	2,020,000
1,425,000	Shelton County HFA for Crosby Commons Project, 3.51%, 1/1/31(a)	1,425,000
		22,915,000
	PUERTO RICO—4.2%
1,210,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)	1,210,000

Total Investments (Cost* $24,125,000)	83.6%	24,125,000
Other Assets, less liabilities	16.4	4,724,392
Net Assets	100.0%	$28,849,392

RESERVE TAX-EXEMPT TRUST—CONNECTICUT TAX EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (Unaudited)

Assets
Investments in securities, at value (Cost $24,125,000)	$24,125,000
Cash	4,656,087
Interest receivable	87,916
Total Assets	28,869,003
Liabilities
Comprehensive management fees payable	4,490
Distribution (12b-1) fees payable	1,123
Income dividend payable	2,127
Other liabilities	11,871
Total Liabilities	19,611
Net Assets	$28,849,392
Net asset value, offering and redemption price per share, based on 28,849,392 shares of beneficial interest, $.001 par value outstanding	$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—FLORIDA TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—97.0%	Value (Note 1)
	FLORIDA—93.9%
$3,055,000	Alachua County HFA for Oak Hammock University Project, Series A, 3.65%, 10/1/32(a)	$3,055,000
1,150,000	Broward County Florida Educational Facs Auth, City College Project, 3.48%, 11/1/31(a)	1,150,000
1,835,000	Broward County HFA for Jacaranda Village Apartments, 3.49%, 9/1/22(a)	1,835,000
1,400,000	Collier County for Cleveland Health Clinic, 3.65%, 1/1/35(a)	1,400,000
2,320,000	Dade County IDA for Dolphins Stadium, Series C, 3.51%, 1/1/16(a)	2,320,000
145,000	Dade County IDA for Florida Power & Light, 3.67%, 6/1/21(a)	145,000
3,500,000	Dade County IDA for Florida Water Service Revenue, 3.46%, 10/5/22(a)	3,500,000
2,500,000	Duval County HFA for Lighthouse Bay Apartments, 3.48%, 12/1/32(a)	2,500,000
855,000	Florida HEFA for St Thomas University Project, 3.65%, 1/1/19(a)	855,000
1,645,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 3.53%, 6/1/34(a)	1,645,000
945,000	Florida HFC Multifamily for Collins Cove Apartments, 3.53%, 2/1/36(a)	945,000
1,475,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 2.96%-3.80% , 8/1/35(a)	1,475,000
1,000,000	Greater Orlando Aviation Auth, Series E, 3.50%, 10/1/21(a)	1,000,000
2,000,000	Hillsborough County for Carrollwood Day School Project, 3.46%, 6/1/31(a)	2,000,000
2,080,000	Jacksonville Florida Dist Energy System, Series A, 3.47%, 10/1/34(a)	2,080,000
1,890,000	Jacksonville Florida HFA for Southern Baptist Hospital, Series A, 3.65%, 8/15/33(a)	1,890,000
1,700,000	Manatee County PCR for Florida Power & Light, 3.67%, 9/1/24(a)	1,700,000
600,000	Orlando & Orange County, Sub-Series A-2, 3.45%, 7/1/40(a)	600,000
700,000	Miami Dade County IDA for Airis Miami LLC, Series A, 3.55%, 10/15/25(a)	700,000
2,500,000	Palm Beach County for Morse Obligation Group, 3.50%, 5/1/33(a)	2,500,000
3,495,000	Palm Beach County for Raymond F Kravis Center Project, 3.45%, 7/1/32(a)	3,495,000
3,350,000	Palm Beach County for School Board, Series B, 3.46%, 8/1/27 (a)	3,350,000
1,245,000	Pinellas County Florida HFA for Pooled Hospital Loan Program, Series 85, 3.65%, 12/1/15(a)	1,245,000
900,000	Pinellas County HFA, 3.48%, 11/1/15(a)	900,000
3,575,000	Port Orange for Palmer College, 3.48%, 10/1/32(a)	3,575,000
700,000	Putnam County Dev. Authority PCR for Florida Power & Light, 3.67%, 9/1/24(a)	700,000
500,000	Sarasota County HCF for Bay Village, 3.52%, 12/1/23(a)	500,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 3.68%, 2/1/11(a)	200,000
400,000	University of North Florida Capital Improvements Project, 3.56%, 11/1/24(a)	400,000
700,000	Volusia County IDR for Easter Seal Society of Volusia, 3.58%, 9/1/21(a)	700,000
		48,360,000
	PUERTO RICO—3.1%
1,597,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)	1,597,000

Total Investments (Cost* $49,957,000)	97.0%	49,957,000
Comprehensive management fees payable	0.0	(8,341)
Distribution (12b-1) fees payable	0.0	(2,085)
Other assets, less liabilities	3.0	1,549,156
Net Assets	100.0%	$51,495,730
Net asset value, offering and redemption price per share, based on 51,495,730 shares of beneficial interest, $.001 par value outstanding		$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—MASSACHUSETTS TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—96.3%	Value (Note 1)
	MASSACHUSETTS—96.3%
$1,340,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.61%, 10/1/29(a)	$1,340,000
100,000	Massachusetts DFA for Briarwood Retirement, 3.49%, 1/1/35(a)	100,000
1,360,000	Massachusetts DFA for Brooksby Village Project, 3.47%, 7/1/32(a)	1,360,000
720,000	Massachusetts DFA for Gann Academy Project, 3.48%, 6/1/32(a)	720,000
1,300,000	Massachusetts DFA for Jewish Geriatric Services, 3.48%, 5/15/34(a)	1,300,000
625,000	Massachusetts DFA for Mystic Valley School, 3.48%, 6/15/08(a)	625,000
1,000,000	Massachusetts DFA for Salem Community Corporation, 3.49%, 1/1/35(a)	1,000,000
1,080,000	Massachusetts DFA for Smith College, 3.40%, 7/1/24(a)(c)	1,080,000
198,000	Massachusetts DFA for Smith College, 3.40%, 7/1/29(a)(c)	198,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 3.47%, 10/15/11(a)	800,000
1,300,000	Massachusetts DFA IDR for You Incorporated, 3.48%, 9/1/32(a)	1,300,000
600,000	Massachusetts GO, Series 97-B, 3.45%, 9/1/16(a)	600,000
100,000	Massachusetts GO for Central Artery, Series B, 3.65%, 12/1/30(a)	100,000
135,000	Massachusetts HEFA for Becker College, Series A-2, 3.60%, 7/1/09	135,000
700,000	Massachusetts HEFA for Berklee College of Music, Series B, 3.37%, 10/1/27(a)	700,000
300,000	Massachusetts HEFA for Cap Asset Program, 3.55%, 7/1/10(a)	300,000
960,000	Massachusetts HEFA for Cap Asset Program, Series D, 3.66%, 1/1/35(a)	960,000
555,000	Massachusetts HEFA for Cap Asset Program, Series E, 3.57%, 1/1/35(a)	555,000
475,000	Massachusetts HEFA for Harvard University, Series R, 3.55%, 11/1/49(a)(c)	475,000
700,000	Massachusetts HEFA for Harvard University, Series Y, 3.25%, 7/1/35(a)(c)	700,000
500,000	Massachusetts HEFA for MIT, Series J-2, 3.30%, 7/1/31(a)(c)	500,000
1,175,000	Massachusetts HEFA for University of Massachusetts, Series A, 3.45%, 11/1/30(a)	1,175,000
1,300,000	Massachusetts HEFA for Wellesley College, Series E, 3.53%, 7/1/22(a)(c)	1,300,000
600,000	Massachusetts HEFA for Williams College, Series E, 3.46%, 8/1/14(a)(c)	600,000
975,000	Massachusetts HEFA for Single Family, 3.48%, 12/1/30(a)	975,000
520,000	Massachusetts IFA for Lowell Mills Associates LP, Series 95, 3.60%, 12/1/20(a)	520,000
600,000	Massachusetts IFA for Tech Mold & Tool, 3.57%, 6/1/18(a)	600,000
630,000	Massachusetts WRA, Series B, 3.48%, 4/1/28(a)	630,000
1,250,000	Massachusetts WRA, Series C, 3.48%, 8/1/37(a)	1,250,000
1,150,000	Massachusetts WRA, Series C, 3.73%, 8/1/20(a)	1,150,000
600,000	Massachusetts WSR, Series A, 3.43% 11/1/24(a)	600,000
		23,648,000

Total Investments (Cost* $23,648,000)	96.3%	23,648,000
Comprehensive Management Fees Payable	0.0	(3,743)
Distribution (12b-1) Fees Payable	0.0	(935)
Other Assets, Less Liabilities	3.7	903,570
Net Assets	100.0%	$24,546,892
Net asset value, offering and redemption price per share, based on 24,546,892 shares of beneficial interest, $.001 par value outstanding		$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—MICHIGAN TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—90.2%	Value (Note 1)
	MICHIGAN—87.8%
$420,000	Ann Harbor EDC for Glacier Hills Inc. Series A, 3.48%, 11/1/25(a)	$420,000
700,000	Detroit Michigan Sew Disp Rev Var, Series B, 3.60%, 7/1/33(a)	700,000
100,000	Detroit Michigan Economic Water Front, Series A, 3.50%, 5/1/09(a)	100,000
625,000	Garden City Hospital Financial Authority, Series 96-A, 3.50%, 9/1/26(a)	625,000
500,000	Grand Rapids EDC for Baker Knapp & Tubbs, 3.48%, 6/1/12(a)	500,000
695,000	Green Lake Township Michigan EDC, 3.50%, 6/1/34(a)	695,000
250,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.65%, 12/1/14(a)	250,000
700,000	Jackson County EDC for Vista Grande Villa Sr Lien, Series A, 3.64%, 11/1/31(a)	700,000
355,000	Michigan State HSG Multi-Family Revenue - Berrien Woods III, Series A, 3.58%, 7/1/32(a)	355,000
745,000	Michigan State HSG Multi-Family Revenue for River Place Apts., 3.51%, 6/1/18(a)	745,000
965,000	Michigan State HDA, Series 2000 A, 3.53%, 12/1/16(a)	965,000
535,000	Michigan State Hospital - Financial Authority, 3.42%, 12/1/23(a)	535,000
700,000	Michigan State University Revenue, Series A, 3.60%, 8/15/32(a)	700,000
367,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.54%, 1/1/14(a)	367,000
640,000	Michigan Strategic Fund for Henry Ford Museum Village Project, 3.67%, 12/1/33(a)	640,000
300,000	Michigan Strategic Fund for M&P CAP Project, Series A, 3.72%, 6/1/34(a)	300,000
100,000	Michigan Strategic Fund for Mot LLC Project, 3.49%, 12/1/34(a)	100,000
345,000	Michigan Strategic Fund for Peachwood Center Association, 3.49%, 6/1/16(a)	345,000
525,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.51%, 11/15/34(a)	525,000
1,300,000	Milan Michigan Area Schools Unlimited GO Bond, 3.50%, 5/1/30(a)	1,300,000
250,000	Oakland County Michigan EDC for Graphic-Technology Inc. Project, 3.54%, 4/1/28(a)	250,000
625,000	Oakland University, 3.53%, 3/1/31(a)	625,000
320,000	Wayne Charter County Michigan Airport, Series A, 3.54%,12/1/16(a)	320,000
300,000	Wayne Charter County Michigan Airport, Series A, 3.53%, 12/1/32(a)	300,000
150,000	WoodHaven Brownstown Michigan School District, Series B, 3.63%, 5/1/34(a)	150,000
		12,512,000
	PUERTO RICO—2.4%
350,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)	350,000

Total Investments (Cost* $12,862,000)	90.2%	12,862,000
Other Assets, less Liabilities	9.8	1,394,067
Net Assets	100.0%	$14,256,067

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—MICHIGAN TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (Unaudited)

Assets
Investments in securities, at value (Cost $12,862,000)	$12,862,000
Cash	1,326,415
Interest receivable	70,572
Total Assets	14,258,987
Liabilities
Comprehensive management fees payable	2,336
Distribution (12b-1) fees payable	584
Total Liabilities	2,920
Net Assets	$14,256,067
Net asset value, offering and redemption price per share, based on $14,256,067 shares of beneficial interest, $.001 par value outstanding	$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—NEW JERSEY TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—90.2%	Value (Note 1)
	NEW JERSEY—86.7%
$560,000	Atlantic County Pooled Government Loan Program, 3.48%, 7/1/26(a)	$560,000
2,000,000	Hudson County Pooled Government Loan Program, 3.40%, 7/15/26(a)	2,000,000
1,925,000	New Jersey EDA for Airis Newark Project, 3.42%, 1/1/19(a)	1,925,000
2,800,000	New Jersey EDA for Bayonne Dock, 3.60%, 12/1/27(a)	2,800,000
800,000	New Jersey EDA for Foreign Trade, Series 98, 3.65%, 12/1/07(a)	800,000
3,900,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 3.44%, 11/1/31(a)	3,900,000
1,900,000	New Jersey EDA for Hun School of Princeton Project, 3.45%, 11/1/34(a)	1,900,000
2,800,000	New Jersey EDA for Port Newark Container LLC, 3.50%, 7/1/30(a)	2,800,000
1,100,000	New Jersey EDA for Princeton University, Series B, 3.65% 7/1/21(a)	1,100,000
1,300,000	New Jersey EDA for RJB Associates LP, 3.45%, 8/1/08(a)	1,300,000
3,765,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.42%, 9/1/31(a)	3,765,000
2,300,000	New Jersey EDA for USGA Project, 3.45%, 5/1/23(a)	2,300,000
800,000	New Jersey EDA for UTD Water Service Project B, 3.72%, 11/1/25(a)	800,000
800,000	New Jersey EDA Sub-series R-2, 3.61%, 9/1/31	800,000
800,000	New Jersey EDA Sub-series R-3, 3.58%, 9/1/31	800,000
1,670,000	New Jersey Education Facilities, Series B, 3.49% 7/1/22(a)	1,670,000
1,400,000	New Jersey HCF for Cap Assets, Series A, 3.38% 7/1/35(a)	1,400,000
300,000	New Jersey HCF for St. Barnabas, Series 2001A, 3.44%, 7/1/31(a)	300,000
2,965,000	New Jersey Sports Authority Expo, Series C, 3.40%, 9/1/24(a)	2,965,000
1,900,000	New Jersey State Single Family Housing, Series D, 3.56%, 10/1/26(a)	1,900,000
750,000	New Jersey State GO Bond, 4.50%, 6/22/07	753,823
1,800,000	New Jersey Turnpike Authority, Series 91-D, 3.42%, 1/1/18(a)	1,800,000
4,200,000	New Jersey Turnpike Authority, Series C-1, 3.52%, 1/1/24(a)	4,200,000
2,800,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.60%, 8/1/24(a)	2,800,000
1,100,000	Port Authority of New York & New Jersey Versatile Structure, Series 3, 3.60%, 6/1/20(a)	1,100,000
2,725,000	Salem County NJ for Friends Home Woodstown Inc., 3.46%, 4/1/34(a)	2,725,000
		49,163,823
	PUERTO RICO—3.5%
700,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)	700,000
1,275,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28(a)	1,275,000
		1,975,000

Total Investments (Cost* $51,138,823)	90.2%	51,138,823
Other Assets, less Liabilities	9.8	5,559,792
Net Assets	100.0%	$56,698,615

See notes to financial statements.

NEW JERSEY TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (Unaudited)

Assets
Investments in securities, at value (Cost $51,138,823)	$51,138,823
Cash	5,376,352
Interest receivable	200,700
Other Assets	1,208
Total Assets	56,717,083
Liabilities
Comprehensive management fees payable	8,887
Distribution (12b-1) fees payable	2,222
Income dividend payable	4,035
Trustees fees	458
Other Liabilities	2,866
Total Liabilities	18,468
Net Assets	$56,698,615
Net asset value, offering and redemption price per share, based on 56,698,615 shares of beneficial interest, $.001 par value outstanding	$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—OHIO TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—95.0%	Value (Note 1)
	OHIO—95.0%
$675,000	Akron Bath Copley HDR for Summa Health System, Series B, 3.50%, 11/1/34(a)	$675,000
375,000	Allen County HCF for Mennonite Home Project, 3.46%, 2/1/18(a)	375,000
500,000	Butler County HCF for Lifesphere, 3.46%, 5/1/27(a)	500,000
300,000	Centerville HCR for Bethany Lutheran, 3.52%, 5/1/08(a)	300,000
395,000	Cleveland Airport Systems Revenue, Series D, 3.53%, 1/1/27(a)	395,000
330,000	Cuyahoga County Cleveland Health Education, 3.50%, 3/1/32(a)	330,000
700,000	Cuyahoga County HCF for Devon Oaks Project, 3.49%, 2/1/34(a)	700,000
1,000,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.50%, 7/1/31(a)	1,000,000
435,000	Cuyahoga County IDR for Playhouse Realty Company, 3.55%, 12/1/09(a)	435,000
700,000	Evandale County IDR for SHV Realty Inc., 3.50%, 9/1/15(a)	700,000
1,135,000	Franklin County Hospital Revenue for U.S. Health Corp., Series 96A, 3.46%, 12/1/21(a)	1,135,000
520,000	Geauga County for Heather Hill Inc., 3.46%, 7/1/23(a)	520,000
630,000	Greene County IDA for Fairview, Series B, 3.47%, 1/1/11(a)	630,000
250,000	Hamilton County HEFA for Episcopal, Series B, 3.50%, 6/1/35(a)	250,000
105,000	Hamilton County HRB for Alliance Health, Series A, 3.37%, 1/1/18(a)	105,000
970,000	Kent State University Receipts, 3.50%, 5/1/31(a)	970,000
550,000	Licking County HCF, 3.48%, 11/1/33(a)	550,000
700,000	Middleburgh Heights for Sowest General Hospital, 3.49%, 8/15/22(a)	700,000
175,000	Ohio Air Quality DAR PCR for Ohio Edison, 3.62%, 6/1/23(a)	175,000
230,000	Ohio State HEFA for Ashland Univ., 3.53%, 9/1/24(a)	230,000
895,000	Ohio State HEFA for Case Western University, 3.51%-3.52%, 10/1/31(a)	895,000
250,000	Ohio State University General Receipts, 3.40%, 12/1/17(a)	250,000
1,075,000	Ohio State University General Receipts, 3.40%, 12/1/27(a)	1,075,000
1,000,000	Ohio WDA PCR for Edison Project B, 3.70%, 9/1/18(a)	1,000,000
750,000	Ohio WDA PCR for Firstenergy Gen Corp, 3.64%, 5/15/19(a)	750,000
900,000	Paulding County Waste Disposal for Lafarge Corporation, 3.69%, 8/1/26(a)	900,000
900,000	Toledo-Lucas County Ohio Port Series C, 3.48%, 5/15/38(a)	900,000
1,000,000	Toledo Ohio City Services Special Assessment, 3.48%, 12/1/06(a)	1,000,000
		17,445,000

Total Investments (Cost* $17,445,000)	95.0%	17,445,000
Other Assets, less liabilities	5.0	916,430
Net Assets	100.0%	$18,361,430

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—OHIO TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006

Assets
Investments in Securities, at value (Cost $17,445,000)	$17,445,000
Cash	860,160
Interest Receivable	59,169
Due from Custodian	1,133
Total Assets	18,365,462
Liabilities
Comprehensive Management fees payable	2,823
Distribution (12b-1) fees payable	705
Chief Compliance Officer expenses payable	179
Trustee fees payable	54
Miscellaneous Payables	271
Total Liabilities	4,032
Net Assets	$18,361,430
Net asset value, offering and redemption price per share based on 18,361,430 shares of beneficial interest, $.001 par value outstanding	$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—PENNSYLVANIA TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	PENNSYLVANIA TAX-EXEMPT OBLIGATIONS—96.5%	Value (Note 1)
	PENNSYLVANIA—96.5%
$225,000	Allegheny County Higher Education for Carnegie Mellon University, 3.55%, 12/1/33(a)	$225,000
1,700,000	Allegheny County IDA for UPMC Health Systems, Series C, 3.50%, 3/1/15(a)	1,700,000
1,665,000	Allentown IDA for Diocese of Allentown, 3.55%, 12/1/29(a)	1,665,000
4,400,000	Beaver County IDA for Firstenergy Nuclear Generator, 3.50%, 1/1/35(a)	4,400,000
720,000	Berks County IDR for Visiting Nurse Services, Series A, 3.58-3.73%, 12/1/15(a)	720,000
3,800,000	Bucks County IDA for Shv Real Estate Inc, 3.50%, 7/1/15(a)	3,800,000
500,000	Chester County IDA for Archdiocese of Philadelphia, 3.55%, 7/1/31(a)	500,000
995,000	City of Philadelphia Water and Sewer Revenue Refund, 3.46%, 6/15/23(a)	995,000
2,215,000	Cumberland County PA for Presbyterian Homes Inc, 3.47%, 12/1/32(a)	2,215,000
2,775,000	Delaware Valley Finance Authority, Series 85-A, 3.48%, 12/1/19(a)	2,775,000
1,700,000	Delaware Valley Finance Authority, Series B, 3.48%, 12/1/20(a)	1,700,000
2,300,000	Emmaus General Authority Revenue, Series G-18, 3.50%, 3/1/24(a)	2,300,000
700,000	Indiana County IDA for Conemaugh 3.55%, 6/1/27(a)	700,000
2,115,000	Lawrence County IDA for Villa Maria Project, 3.50%, 7/1/33(a)	2,115,000
3,110,000	Lebanon County HCF for ECC Retirement Village, 3.53%, 10/15/25(a)	3,110,000
2,520,000	Manheim Township GO for School District, 3.48%, 5/1/23(a)	2,520,000
370,000	Montgomery County IDR for Girl Scouts of Southeastern PA, 3.58%, 2/1/25(a)	370,000
2,800,000	Montgomery County Redevelopment for Kingswood Apartments, Series A, 3.47%, 8/15/31(a)	2,800,000
1,085,000	North Hampton County First Mortgage of Kirkland Village, 3.47%, 11/1/30(a)	1,085,000
2,975,000	Pennsylvania Energy Development Authority for Edensburg Project, 3.52%, 12/1/11(a)	2,975,000
800,000	Pennsylvania State Higher Education Agency, Series A, 3.52%, 6/1/29(a)	800,000
1,600,000	Pennsylvania State Higher Education Agency for Student Loan Revenue Bonds, 3.53%, 1/1/18(a)	1,600,000
900,000	Pennsylvania State Turnpike, Series A-3, 3.50%, 12/1/30(a)	900,000
655,000	Philadelphia Authority for Newcourtland Elder Services Project, 3.55%, 3/1/27(a)	655,000
4,650,000	Philadelphia HEFA for Childrens Hospital Project, Series D, 3.63%, 7/1/31(a)	4,650,000
3,000,000	Philadelphia IDR for Fox Chase Cancer Center Project, 3.63%, 7/1/25(a)	3,000,000
1,615,000	Quakertown Pennsylvania General Authority Revenue, Series A, 3.50%, 7/1/26(a)	1,615,000
1,950,000	Schuylkill County IDA for Northeastern Power, 3.65%, 12/1/22(a)	1,950,000
1,000,000	Scranton Pennsylvania Redevelopment Authority, 3.53%, 6/1/33(a)	1,000,000
3,450,000	Washington County, 3.46%, 7/1/34(a)(c)	3,450,000
2,000,000	Westmoreland County for Redstone Highlands Apartments, 3.49%, 1/1/36(a)	2,000,000
4,400,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.47%, 1/1/21(a)	4,400,000

Total Investments (Cost* $64,690,000)	96.5%	64,690,000
Comprehensive Management fees payable	0.0	(10,292)
Distribution (12b-1) fees payable	0.0	(2,573)
Other Assets, less liabilities	3.5	2,347,669
Net Assets	100.0%	$67,024,804
Net asset value, offering and redemption price per share based on 67,024,804 shares of beneficial interest, $.001 par value outstanding		$1.00

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—VIRGINIA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—78.9%	Value (Note 1)
	VIRGINIA—60.9%
$1,000,000	Alexandria County IDA for Goodwin House, 3.60%, 10/1/35(a)	$1,000,000
166,000	Arlington County for Ballston Public Parking, 3.55%, 8/1/17(a)	166,000
500,000	Charlottesville IDA for Seminole, Series B, 3.53%, 12/1/13(a)	500,000
942,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 3.49%, 7/1/31(a)	942,000
1,925,000	Clarke County IDR, 3.53%, 1/1/30(a)	1,925,000
834,000	Fairfax CNTY EDA Smithsonian Institute, 3.48%, 12/1/33(a)	834,000
1,000,000	Hampton MFH for Shoreline Apartments, 3.52%, 12/1/19(a)	1,000,000
530,000	Hanover County IDA for Covenant Woods, 3.52%, 7/1/29(a)	530,000
1,727,000	Henrico County EDA (CITI-AMT) for White Oaks Ltd Proj., 3.55%, 10/1/27(a)	1,727,000
940,000	King George County, VA Inc. Project, 3.55%, 9/1/21(a)	940,000
325,000	Peninsula Port Authority for Dominion Terminal, 3.61%, 7/1/16(a)	325,000
1,845,000	Peninsula Port Authority for Dominion Terminal, 3.63%, 7/1/16(a)	1,845,000
58,000	Portsmouth Redev Marsh Landing PJ, Series A, 3.62%, 6/1/30(a)	58,000
1,000,000	University of Virginia Revenue, Series A, 3.50%, 6/1/34(a)	1,000,000
		12,792,000
	PUERTO RICO—18.0%
1,887,000	Puerto Rico Government Developmant Bank, 3.29%,12/1/15(a)	1,887,000
1,905,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28(a)	1,905,000
		3,792,000

Total Investments (Cost* $16,584,000)	78.9%	16,584,000
Other assets, less liabilities	21.1	4,422,325
Net Assets	100.0%	$21,006,325

RESERVE TAX-EXEMPT TRUST—VIRGINIA TAX EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (Unaudited)

Assets
Investment in securities, at value ( Cost $16,584,000)	$16,584,000
Cash	4,360,694
Interest Receivable	47,177
Other Assets	20,046
Total Assets	21,011,917
Liabilities
Comprehensive management fees payable	3,272
Distribution (12b-1) fees payable	818
Income Dividend Payable	1,329
Trustee Fees Payable	132
Chief Compliance Officer expenses payable	41
Total Liabilities	5,592
Net Assets	$21,006,325
Net asset value, offering and redemption price per share, based on $21,006,325 shares of beneficial interest, $.001 par value outstanding	$1.00

See notes to financial statements.

RESERVE NEW YORK TAX-EXEMPT TRUST—NEW YORK TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—100.4%	Value (Note 1)
	NEW JERSEY—2.1%
$3,250,000	Port Authority of New York & New Jersey Versatile Structure, 3.60%, 8/1/24(a)	$3,250,000
750,000	Port Authority of New York & New Jersey Versatile Structure, 3.60%, 6/1/20(a)	750,000
		4,000,000
	NEW YORK—98.0%
2,800,000	Babylon IDR for Ogden Martin, 3.41%, 1/1/19(a)	2,800,000
585,000	Bleecker HDC for Terrace Apt. Project S85, 3.51%, 7/1/15(a)	585,000
3,595,000	Cattaraugus County IDA for YMCA, 3.55%, 9/1/28(a)	3,595,000
1,000,000	Dutchess IDA for Trinity Pawling School, 3.50%, 10/1/32(a)	1,000,000
2,430,000	Franklin County IDA Civic Facility for Trudeau Institute, 3.47%, 12/1/20(a)	2,430,000
2,750,000	Guilderland IDA for Eastern Industrial Park, Series 93-A, 3.47%, 12/1/08(a)	2,750,000
6,700,000	Jay Street Development Corp., Series A-1, 3.42%, 5/1/22(a)	6,700,000
5,200,000	Long Island Power Authority Electric System Revenue, Series 2-A, 3.45%, 5/1/33(a)	5,200,000
9,800,000	Metropolitan Transportation Authority, 3.45%, 11/1/35(a)	9,800,000
600,000	Metropolitan Transportation Authority, Series D2, 3.43%, 11/1/32(a)	600,000
2,200,000	Monroe County for Margaret Woodbury Strong Museum, 3.46%, 4/1/35(a)	2,200,000
1,400,000	Monroe County for St. Ann's Home Project, 3.45%, 7/1/30(a)	1,400,000
4,715,000	Nassau County, 3.42%, 11/15/22(a)	4,715,000
2,480,000	New York City Alvin Ailey Dance Foundation, 3.41%, 7/1/33(a)	2,480,000
4,000,000	New York City Cultural Resources for Asian Society, 3.45%, 4/1/30(a)	4,000,000
5,000,000	New York City DAR for Greenwich LLC, Series , 3.47% 12/1/39(a)	5,000,000
5,135,000	New York City IDA for American Society for Technion, 3.41%, 10/1/33(a)	5,135,000
3,800,000	New York City IDA for Children's Oncology Society, 3.42%, 5/1/21(a)	3,800,000
8,000,000	New York City IDA for Liberty, 3.41%, 12/1/39(a)	8,000,000
4,100,000	New York City WFA, 3.62%, 6/15/25(a)	4,100,000
2,200,000	New York City WFA, 3.65%, 6/15/23(a)	2,200,000
2,300,000	New York City WFA, Series C, 3.62%, 6/15/18(a)	2,300,000
100,000	New York City WFA, Series C, 3.65%, 6/15/22(a)	100,000
1,800,000	New York City WFA, Series F, 3.62%, 6/15/33(a)	1,800,000
1,600,000	New York City WFA, Series G, 3.55%, 6/15/24(a)	1,600,000
1,150,000	New York City, GO Series H3, 3.55%, 8/1/22(a)	1,150,000
50,000	New York City, GO Series H3, 3.57%, 11/1/22(a)	50,000
775,000	New York City, GO Series A2, 3.43%, 8/1/31(a)	775,000
2,050,000	New York City, GO Series H2, 3.62%, 8/1/14(a)	2,050,000
2,045,000	New York City, GO Series A4, 3.62%, 8/1/21(a)	2,045,000
800,000	New York City, GO Series A4, 3.62%, 8/1/22(a)	800,000
1,900,000	New York City, GO Series A4, 3.62%, 8/1/23(a)	1,900,000
1,650,000	New York City, GO Series H1, 3.62%, 3/1/34(a)	1,650,000
1,000,000	New York City,GO Series E2, 3.62%, 8/1/34(a)	1,000,000
200,000	New York City, GO Series A4, 3.65%, 8/1/15(a)	200,000
200,000	New York City, GO Series A7, 3.55%, 8/1/20(a)	200,000
900,000	New York City, GO Series B5, 3.58%, 8/15/11(a)	900,000
730,000	New York City, GO Series B5, 3.58%, 8/15/22(a)	730,000
900,000	New York City, GO Series B7, 3.65%, 8/15/18(a)	900,000
2,800,000	New York City, GO Series E3, 3.55%, 8/1/23(a)	2,800,000

See notes to financial statements.

RESERVE NEW YORK TAX-EXEMPT TRUST—NEW YORK TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEW YORK (Continued)
$1,700,000	New York City, GO Series E5, 3.52%, 8/1/09(a)	$1,700,000
2,200,000	New York City, HDC , Series A, 3.45%, 11/15/19(a)	2,200,000
2,200,000	New York City, HSG, for Brookhaven Apartments, Series A, 3.48%, 1/1/36(a)	2,200,000
800,000	New York City, TFA, Series C, 3.57%, 5/1/28(a)	800,000
4,000,000	New York City, TFA, Series H3, 3.57%, 11/1/22(a)	4,000,000
1,500,000	New York State Energy Resources and Development, 3.47%, 12/1/27(a)	1,500,000
8,200,000	New York State HFA for 10 Liberty Street, 3.45%, 5/1/35(a)	8,200,000
6,500,000	New York State HFA for 270 East Burnside Avenue Apartments, 3.47%, 1/15/39(a)	6,500,000
500,000	New York State HFA for Victory Housing, Series A, 3.50%, 11/1/33(a)	500,000
10,734,000	New York State HFA, 3.50% - 3.53%, 11/1/34(a)	10,734,000
2,500,000	New York State HSG, Series C, 3.45%, 3/15/26(a)	2,500,000
2,050,000	New York State IDA for Rotterdam, 3.47%, 11/1/09(a)	2,050,000
13,950,000	New York State LGAC., Series D, 3.43% - 3.45%, 4/1/25(a)	13,950,000
6,000,000	New York State R&D Con Ed, Series C-2, 3.50%, 11/1/39(a)	6,000,000
3,165,000	Schenectady County IDA for Sunnyview Hospital & Rehab., Series A, 3.50%, 8/1/33(a)	3,165,000
4,455,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 3.47%, 7/1/24(a)	4,455,000
1,500,000	Triborough Bridge & Tunnel Authority, Series B3, 3.45%, 1/1/32(a)	1,500,000
7,100,000	Triborough Bridge & Tunnel Authority, Series F, 3.42%, 11/1/32(a)	7,100,000
7,280,000	Westchester IDA for Catherine Field Home, 3.44%, 1/1/31(a)	7,280,000
		187,774,000
	PUERTO RICO—0.3%
500,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(b)	500,000

Total Investments (Cost* $192,274,000)	100.4%	192,274,000
Comprehensive management fee payable	0.0	(4,198)
Distribution (12b-1) fees payable	0.0	(1,049)
Liabilities in excess of other assets	(0.4)	(744,204)
Net Assets	100.0%	$191,524,549
Net asset value, offering and redemption price per share, based on 191,524,549 shares of beneficial interest, $.001 par value outstanding		$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—75.6%	Value (Note 1)
	ARIZONA—75.6%
$100,000	Apache County Arizona IDA, 3.52%, 12/1/20(a)	$100,000
216,000	Apache County Arizona IDA, 3.55%, 12/15/18(a)	216,000
79,000	Apache County Arizona for Tucson Electric Power, 3.52%, 12/15/18(a)	79,000
100,000	Arizona Health Care Facility Authority, 3.48%, 10/1/15(a)	100,000
100,000	Arizona Health Facility Authority for Royal Oaks Project, 3.48%, 3/1/27(a)	100,000
96,000	Coconino PCR for Arizona Public Service Co. Project, 3.67%, 11/1/33(a)	96,000
216,000	Maricopa IDA FNMA for Las Gardenias Apartments A, 3.50%, 4/15/33(a)	216,000
100,000	McAllister Village for Arizona State University Project, 3.5%, 7/1/45(a)	100,000
100,000	Phoenix IDR for Del Mar Terrace, 3.50%, 10/1/29(a)	100,000
216,000	Salt River Pima for Indian Community, 3.51%, 10/1/26(a)	216,000
216,000	Scottsdale IDA for Notre Dame, 3.50%, 5/1/21(a)	216,000

Total Investments (Cost* $1,539,000)	75.6%	1,539,000
Other Assets, less liabilities	24.4	495,910
Net Assets	100.0%	$2,034,910

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (Unaudited)

Assets
Investments in securities, at value (Cost $1,539,000)	$1,539,000
Cash	492,113
Interest receivable	4,451
Total Assets	2,035,564
Liabilities
Comprehensive management fees payable	327
Distribution (12b-1) fees payable	82
Other Liabilities	245
Total Liabilities	654
Net Assets	$2,034,910
Net asset value, offering and redemption price per share, based on $2,034,910 shares of beneficial interest, $.0001 par value outstanding	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—71.9%	Value
	LOUISIANA—58.4%
$180,000	Lake Charles HRB & Term. District Revenue for CITCGO Corp., 3.50%, 8/1/07(a)	$180,000
180,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.50%, 11/1/34(a)	180,000
80,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.48%, 10/1/35(a)	80,000
82,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.49%, 9/1/08(a)	82,000
100,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.60%, 9/1/17(a)	100,000
180,000	Louisiana PFA for Kenner Hotel Limited, 3.66%,12/1/15(a)	180,000
100,000	Louisiana PFA Multifamily for RMK, 3.49%, 6/15/31(a)	100,000
309,000	Louisiana State University A&M College Revenue, 3.50%, 7/1/30(a)	309,000
98,000	Port of New Orleans Cold Storage Project, 3.59%, 11/1/22(a)	98,000
180,000	South Louisiana Port Marine Term. for Holnam Project., 3.55%, 1/1/27(a)	180,000
335,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.50%, 7/1/18(a)	335,000
345,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.55% 7/1/21(a)	345,000
2,169,000		2,169,000
	PUERTO RICO—13.5%
260,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)	260,000
245,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28(a)	245,000
		505,000

Total Investments (Cost* $2,674,000)	71.9%	2,674,000
Other assets, less liabilities	28.1	1,042,745
Net Assets	100.0%	$3,716,745

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER, 30 2006 (Unaudited)

Assets
Investments in securities, at value (Cost $2,674,000 )	$2,674,000
Cash	1,035,127
Interest receivable	7,785
Other assets	758
Total Assets	3,717,670
Liabilities
Comprehensive management fees payable	579
Distiribution (12b-1) fees payable	145
Income dividend payable	191
Trustees fees payable	10
Total Liabilities	925
Net Assets	$3,716,745
Net asset value, offering and redemption price per share, based on 3,716,745 shares of beneficial interest, $.0001 par value outstanding.	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2006 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—76.3%	Value (Note 1)
	MINNESOTA—64.9%
$450,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 3.50%, 11/15/33 (a)	$450,000
100,000	Brooklyn Center for Brookdale Corp II Project, 3.70%, 12/1/14 (a)	100,000
300,000	Cohasset for Minnesota Power & Light Project, Series B, 3.49%, 6/1/13 (a)	300,000
100,000	Mankato Multifamily for Highland Apartments, 3.70%, 5/1/27(a)	100,000
340,000	Minnesota Health for Fairview Health Services, 3.47%, 11/15/32(a)	340,000
770,000	Minnesota HEFA for Carleton College, Series 6D, 3.40%, 4/1/35(a)	770,000
834,000	Minnesota HEFA for Residential Housing, Series C, 3.55%, 1/1/35(a)	834,000
384,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3.65%, 10/1/30(a)	384,000
66,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.65%, 10/1/32(a)	66,000
230,000	Minnesota Revenue for People Serving People Project, 3.70%, 10/1/21(a)	230,000
925,000	Regents University of Minnesota Intermediate Term, Series A, 3.50%, 7/1/08 (a)	925,000
155,000	Roseville Commercial Dev. Revenue for Berger Transfer & Storage, 3.41%, 12/1/15(a)	155,000
85,000	St. Louis Park Revenue for Catholic Finance Corp., 3.51%, 10/1/25(a)	85,000
400,000	St. Paul Housing & Redev. Authority District Cooling Revenue, Series R, 3.75%, 3/1/22(a)	400,000
210,000	St. Paul Housing & Redev. Authority District Heating Revenue, 3.52%, 12/1/12(a)	210,000
100,000	St. Paul Housing & Redev. Authority for Public Radio Project, 3.65%, 6/16/10(a)	100,000
450,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge Project, 3.50%, 10/1/33(a)	450,000
		5,899,000
	PUERTO RICO—11.4%
925,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15 (a)	925,000
110,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28 (a)	110,000
		1,035,000

Total Investments (Cost* $6,934,000)	76.3%	6,934,000
Other assets, less liabilities	23.7	2,157,046
Net Assets	100.0%	$9,091,046

RESERVE MUNICIPAL MONEY MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (Unaudited)

Assets
Investments in securities, at value (Cost $6,934,000)	$6,934,000
Cash	2,120,952
Interest receivable	29,371
Other assets	11,269
Total Assets	9,095,592
Liabilities
Comprehensive management fees payable	1,508
Distribution (12b-1) fees payable	377
Income dividend payable	695
Other liabilities	1,966
Total Liabilities	4,546
Net Assets	$9,091,046
Net asset value, offering and redemption price per share, based on 9,091,046 shares of beneficial interest, $.0001 par value outstanding	$1.00

See notes to financial statements.

Security Type Abbreviations

CDA	—	Community Development Authority	HFC	—	Housing Finance Corporation

COP	—	Certificate of Participation	HRB	—	Hospital Revenue Bonds

DAR	—	Development Authority Revenue Bonds	IDA	—	Industrial Development Authority Revenue Bonds

DFA	—	Development Finance Agency	IDR	—	Industrial Development Agency Revenue Bonds

ECFA	—	Education and Cultural Facility	IFA	—	Industrial Finance Authority

EDA	—	Economic Development Authority Revenue Bonds	LGAC	—	Local Government Assistance Corp.

EDC	—	Economic Development Corporation	MFH	—	Multifamily Housing Revenue Bonds

EFA	—	Education Facilities Authority	MHR	—	Multifamily Housing Revenue Bonds

GO	—	General Obligation Bonds	MWFA	—	Muni Water Finance Authority

HCF	—	Health Care Facilities Revenue Bonds	PCR	—	Pollution Control Revenue Bonds

HCR	—	Health Care Revenue Bonds	PFA	—	Public Finance Authority

HDA	—	Housing Development Corporation	TFA	—	Transitional Finance Authority

HDC	—	Housing Development Corporation Bonds	WDA	—	Water Development Authority

HDR	—	Housing Development Revenue	WFA	—	Water Finance Authority

HEFA	—	Health & Education Facilities Authority	WRA	—	Water Resource Authority

HFA	—	Housing Finance Authority Revenue Bonds	WSR	—	Water & Sewer System Revenue Bonds

(a)  Variable rate securities. The interest rates shown are as reported on November 30, 2006, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)  Securities are collateralized by bank letters of credit or other credit agreements.

(c)  Obligations of educational facilities.

*  The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

^  Amount is less than 0.05%.

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2006 (Unaudited)

	Reserve Tax-Exempt Trust
	California Fund	Connecticut Fund	Florida Fund	Massachusetts Fund
Interest Income (Note 1)	$2,358,986	$521,797	$979,704	$459,185
Expenses (Note 2)
Comprehensive management fees	547,648	118,881	220,453	104,173
Distribution (12b-1) fees	136,912	29,720	55,113	26,043
Chief Compliance Officer Expense	269	68	148	53
Interest Expense	—	—	518	287
Total expenses before waiver	684,829	148,669	276,232	130,556
Less: expenses waived (Note 2)	(1,862)	(4,647)	(4,287)	(1,092)
Net Expenses	682,967	144,022	271,945	129,464
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$1,676,019	$377,775	$707,759	$329,721

	Reserve Tax-Exempt Trust
	Michigan Fund	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Interest Income (Note 1)	$228,490	$993,667	$299,722	$961,822	$374,529
Expenses (Note 2)
Comprehensive management fees	51,503	219,895	67,362	214,942	85,213
Distribution (12b-1) fees	12,876	54,974	16,839	53,736	21,303
Chief Compliance Officer Expense	36	137	53	126	40
Interest expense	88	738	492	3,032	263
Total expenses before waiver	64,503	275,744	84,746	271,836	106,819
Less: expenses waived (Note 2)	(1,855)	(4,913)	(669)	(3,862)	(4,422)
Net Expenses	62,648	270,831	84,077	267,974	102,397
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$165,842	$722,836	$215,645	$693,848	$272,132

See notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended November 30, 2006 (Unaudited)

		Reserve Municipal Money Market Trust
	Reserve New York Tax-Exempt Trust	Arizona Municipal	Louisiana Municipal	Minnesota Municipal
	New York Fund	Money-Market Fund	Money-Market Fund	Money-Market Fund
Interest Income (Note 1)	$3,402,975	$28,897	$57,562	$98,424
Expenses (Note 2)
Comprehensive management fees	772,002	6,549	13,067	23,898
Distribution (12b-1) fees	193,000	1,637	3,267	5,974
Interest expense	1,359	69	29	0
Chief Compliance Officer Expense	441	0	4	7
Total expenses	966,802	8,255	16,367	29,879
Less: expenses waived (Note 2)	(5,279)	(251)	(447)	(9,983)
Net Expenses	961,523	8,004	15,920	19,896
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$2,441,452	$20,893	$41,642	$78,528

See notes to financial statements.

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF OPERATIONS (Continued)
For the Six Months Ended November 30, 2006 (Unaudited)

Interest Income (Note 1)	$19,662,733
Expenses (Note 2)
Comprehensive management fees:
Class R	1,214,241
Class Treasurer's Trust	151,878
Class 75	15,236
Class 70	7,184
Class 45	1,046
Class 25	72,761
Class 15	80
Class Institutional	194,557
Class 8*	144,557
Distribution (12b-1) fees:
Class R	303,560
Class Treasurer's Trust	2
Class 75	5,540
Class 70	2,874
Interest expense	20,558
Chief Compliance Officer Expense	2,383
Total expenses before waiver	2,136,457
Less: expenses waived (Note 2)	(70,467)
Net Expenses	2,065,990
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$17,596,743

RESERVE TAX-EXEMPT TRUST—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended November 30, 2006	Year Ended May 31, 2006
Increase in Net Assets From Investment Operations:
Net investment income	$17,596,743	$28,396,150
Dividens Paid to Shareholders From Net Investment Income (Note 1):
Class R	(3,851,077)	(5,184,121)
Class Treasurer's Trust	(743,725)	(913,838)
Class 75	(77,053)	(23,419)
Class 70	(40,677)	(41,196)
Class 45	(7,174)	(6,358)
Class 25	(956,066)	(954,097)
Class 15	(1,809)	(2,652)
Class Institutional	(5,609,482)	(278)
Class 8*	(6,309,680)	(21,270,191)
Total dividends to shareholders	17,596,743	(28,396,150)
From Capital Share Transactions (Note 6) (at net asset value of $1.00 per share):
Proceeds from sale of shares	7,891,827,988	14,627,363,666
Dividends reinvested	17,479,637	24,824,501
Cost of shares redeemed	(7,885,920,077)	(14,855,232,668)
	23,387,548	(203,044,501)
Net increase in net assets	23,387,548	(203,044,501)
Net Assets:
Beginning of period	1,209,277,250	1,412,321,751
End of period	$1,232,664,798	$1,209,277,250

*  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve Tax-Exempt Trust
	California Fund		Connecticut Fund
	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$1,676,019	$2,047,962	$377,775	$461,210
Dividends Paid to Shareholders From:
Net Investment Income (Note 1)	(1,676,019)	(2,047,962)	(377,775)	(461,210)
From Capital Share Transactions (at net asset value of $1.00 per share):
Proceeds from sale of shares	311,386,132	516,214,214	49,321,746	85,601,734
Dividends reinvested	1,667,051	2,007,889	375,648	455,318
Cost of shares redeemed	(301,073,253)	(499,290,565)	(48,192,564)	(82,099,259)
	11,979,930	18,931,538	1,504,830	3,957,793
Net increase (decrease) in net assets	11,979,930	18,931,538	1,504,830	3,957,793
Net Assets:
Beginning of period	124,133,711	105,202,173	27,344,562	23,386,769
End of period	$136,113,641	$124,133,711	$28,849,392	$27,344,562

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve Tax-Exempt Trust
	Florida Fund		Massachusetts Fund		Michigan Fund
	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$707,759	$940,891	$329,721	$401,405	$165,842	$267,391
Dividends Paid to Shareholders From:
Net investment income (Note 1)	(707,759)	(940,891)	(329,721)	(401,405)	(165,842)	(267,391)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	118,083,041	259,543,792	51,190,330	112,988,911	31,395,077	62,946,219
Dividends reinvested	704,186	912,761	328,022	396,697	164,812	264,352
Cost of shares redeemed	(122,349,941)	(248,491,628)	(55,434,118)	(107,075,531)	(33,556,978)	(63,589,665)
	(3,562,714)	11,964,925	(3,915,766)	6,310,077	(1,997,089)	(379,094)
Net increase (decrease) in net assets	(3,562,714)	11,964,925	(3,915,766)	6,310,077	(1,997,089)	(379,094)
Net Assets:
Beginning of period	55,058,444	43,093,519	28,462,658	22,152,581	16,253,156	16,632,250
End of period	$51,495,730	$55,058,444	$24,546,892	$28,462,658	$14,256,067	$16,253,156

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve Tax-Exempt Trust
	New Jersey Fund		Ohio Fund		Pennsylvania Fund		Virginia Fund
	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006
Increase (Decrease) in Net Assets:
From Investment Operations:
Net investment income	$722,836	$929,631	$215,645	$352,023	$693,848	$823,497	$272,132	$306,255
Dividends Paid to Shareholders From:
Net investment income (Note 1)	(722,836)	(929,631)	(215,645)	(352,023)	(693,848)	(823,497)	(272,132)	(306,255)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	131,070,111	255,094,826	39,707,620	67,920,236	108,664,435	222,021,394	42,796,151	81,454,407
Dividends reinvested	689,357	908,420	214,106	349,991	689,168	807,411	270,549	302,392
Cost of shares redeemed	(129,107,528)	(246,945,655)	(40,224,758)	(68,629,751)	(91,200,072)	(218,650,897)	(42,751,680)	(74,771,092)
	2,651,940	9,057,591	(303,032)	(359,524)	18,153,531	4,177,908	315,020	6,985,707
Net increase (decrease) in net assets	2,651,940	9,057,591	(303,032)	(359,524)	18,153,531	4,177,908	315,020	6,985,707
Net Assets:
Beginning of period	54,046,675	44,989,084	18,664,462	19,023,986	48,871,273	44,693,365	20,691,305	13,705,598
End of period	$56,698,615	$54,046,675	$18,361,430	$18,664,462	$67,024,804	$48,871,273	$21,006,325	$20,691,305

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Reserve New York Tax-Exempt Trust				Reserve Municipal Money-Market Trust
	New York Fund		Arizona Municipal Money-Market Fund		Louisiana Municipal Money-Market Fund		Minnesota Municipal Money-Market Fund
	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006	Period Ended November 30, 2006	Year Ended May 31, 2006
Increase (Decrease) in Net Assets:
From Investment Operations:
Net investment income	$2,441,452	$3,171,710	$20,893	$424	$41,642	$19,453	$78,528	$43,669
Dividends paid to Shareholders From:
Net investment income (Note 1)	(2,441,452)	(3,171,710)	(20,893)	(424)	(41,642)	(19,453)	(78,528)	(43,669)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	287,408,936	623,924,988	4,755,092	144,203	7,856,730	5,086,377	20,133,434	17,251,908
Dividends reinvested	2,428,032	3,096,494	20,735	424	41,352	18,742	77,835	42,321
Cost of shares redeemed	(284,266,039)	(605,490,832)	(2,874,019)	(11,525)	(4,920,961)	(4,658,680)	(14,232,558)	(15,586,533)
	5,570,929	21,530,650	1,901,808	133,102	2,977,121	446,439	5,978,711	1,707,696
Net increase in net assets	5,570,929	21,530,650	1,901,808	133,102	2,977,121	446,439	5,978,711	1,707,696
Net Assets:
Beginning of period	185,953,620	164,422,970	133,102	—	739,624	293,185	3,112,335	1,404,639
End of period	$191,524,549	$185,953,620	$2,034,910	$133,102	$3,716,745	$739,624	$9,091,046	$3,112,335

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust (collectively, the "Trusts") are registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with U.S. generally accepted accounting principles.

A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2006, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized (Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, Virginia Tax-Exempt Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) and three (3) separate series of Reserve Municipal Money-Market Trust (Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund) authorized and outstanding (each a "Fund", and collectively the "Funds"). The Funds each offer a single class of shares, except for the Interstate Tax-Exempt Fund, which currently offers eleven classes of shares as follows: Class Institutional, Class 15, Class 20, Class 25, Class 35, Class 45, Treasurer's Trust, Class 70, Class 75, Class 95 and Class R. As of November 30, 2006, Class 20, Class 35 and Class 95 had no shares outstanding. These financial statements and notes apply to all above mentioned series of all of the Funds, except for the Interstate II Tax-Exempt Fund.

B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. The Interstate Tax-Exempt Fund allocates investment income and fund level expenses to each class (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class.

E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  Management Fee and other Transactions With Affiliates:

Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales and absorbs certain promotional expenses. The Funds, with the exception of Interstate Tax-Exempt Fund, pay RMCI a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The Interstate Tax-Exempt Fund pays RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule: Class Institutional, 0.12%; Class 15, 0.15%; Class 20, 0.20%; Class 25, 0.25%; Class 35, 0.35%; Class 45, 0.45%; Treasurer's Trust, 0.60%; Class 70, 0.50%; Class 75, 0.55%; Class 95, 0.75%; Class R, 0.80%. The comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on

* Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and other Transactions With Affiliates (Continued)

their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan, as defined below, and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. The Arizona, Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the period ended November 30, 2006, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

Fund	Amount
Interstate Tax-Exempt Fund	$70,467
California Tax-Exempt Fund	1,862
Connecticut Tax-Exempt Fund	4,647
Florida Tax-Exempt Fund	4,287
Massachusetts Tax-Exempt Fund	1,092
Michigan Tax-Exempt Fund	1,855
New Jersey Tax-Exempt Fund	4,913
Ohio Tax-Exempt Fund	669
Pennsylvania Tax-Exempt Fund	3,862
Virginia Tax-Exempt Fund	4,422
New York Tax-Exempt Fund	5,792
Arizona Municipal Money-Market Fund	251
Louisiana Municipal Money-Market Fund	447
Minnesota Municipal Money-Market Fund	9,983

These waivers are voluntary and may be terminated at any time.

Certain Officers and Trustees of the Trusts are also Officers of RMCI.

As of November 30, 2006, RMCI owned 5% of the Arizona, 3% of the Louisiana and 1% of the Minnesota Municipal-Money Market Funds.

Distribution Assistance:

The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of shares and of Interstate Tax-Exempt Fund Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses may not exceed 0.20% per year of the Classes' average daily net assets.

(3)  Concentration of Risk:

Total assets of each Fund in the Trusts include a cash balance that is held in accounts with JPMorgan Chase, the Funds' Custodian.

State-Specific Risks. Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state.

(4)  Investment Concentration:

The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at November 30, 2006:

Interstate Tax-Exempt Fund 97.1%

Letter of Credit

ABN-AMRO Bank NV	3.7%	Lloyds TSB Bank PLC	1.2%

Australia National Bank	0.0%^	M&T Bank	0.7%

Allied Irish Bank, PLC	0.3%	Manufacturers & Traders TC, NY	0.8%

Bank of America NA	6.4%	Natexis Banque	0.1%

Bank of Montreal	0.2%	National City Bank	0.0%^

Bank of New York	1.7%	Northern Trust Co.	0.6%

Bank of Nova Scotia	2.9%	Ohio State University	0.4%

Barclays Bank PLC	0.9%	PNC Bank, NA	1.5%

Bayerische Landesbank Girozentrale	2.4%	Regions Bank	0.1%

BNP Paribas	3.2%	Royal Bank of Canada, Montreal	0.3%

Citibank, NA	1.6%	Royal Bank of Scotland, PLC	0.2%

Comerica Bank	1.8%	Smith College	0.0%^

DEPFA Bank, PLC	3.3%	Societe Generale	1.1%

Dexia Bank	4.8%	State Street Bank & Trust Co.	1.5%

FHLB	0.5%	Suntrust Bank Nashville NA	0.6%

Fifth Third Bank	0.2%	Suntrust Bank of Atlanta	3.2%

Florida Power & Light	0.3%	Toronto Dominion	0.0%^

FNMA	2.0%	University of Minnesota	0.0%^

Fortis Bank	0.1%	University of Pennsylvania	0.1%

FRMC	1.4%	University of Virginia	0.8%

Harris Trust & Savings Bank	0.2%	US Bank, NA MPLS	1.1%

HBOS PLC	0.4%	Wachovia Bank & TR CO., NA	3.8%

JPMorganChase Bank	2.7%	Wellesley College	0.0%^

Keybank NA	1.5%	Wells Fargo	0.1%

Krediebank NV, Brussels	6.0%	Westdeutsche Landesbank AG	3.7%

Landesbank Baden -Wurttemberg	0.3%	Williams College	0.0%^

Landesbank Hessen-Thuerinigen Girozentrale	1.3%	Yale	2.8%

LaSalle Bank, NA	6.4%

*  Bond Insurance

AMBAC	7.6%	FSA	3.7%

FGIC	3.1%	MBIA	1.5%

California Tax-Exempt Fund 97.8%

Letter of Credit

Allied Irish Bank, PLC	1.6%	JPMorganChase Bank	3.7%

Bank of America NA	4.4%	Kredietbank NV, Brussels	6.5%

Bank of New York	2.1%	La Salle Bank, NA	4.6%

Bank of Nova Scotia	4.5%	Landesbank Hessen-Thuerinigen Girozentrale	1.8%

Bayerische Landesbank Girozentrale	5.8%	Lloyds	1.0%

BNP Paribas	5.7%	Republic N.B. New York	2.5%

Calyon NY	4.8%	Societe Generale	1.1%

Citibank, NA	5.4%	State Street Bank & Trust Co.	4.4%

Comerica Bank	1.8%	US Bank NA	2.7%

Dexia Bank	4.0%	Wachovia Bank NA	1.6%

Fortis Bank	2.2%	Wells Fargo Bank NA	2.7%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

*  Bond Insurance

AMBAC	3.4%	MBIA	5.9%

FRMC	3.7%	FNMA	1.7%

FSA	5.4%	FGIC	2.8%

Connecticut Tax-Exempt Fund 83.6%

Letter of Credit

Allied Irish Bank, PLC	7.3%	La Salle Bank, NA	4.8%

Bank of America	7.0%	Landesbank Hessen-Thueringen Girozentrale	7.8%

Bank of Montreal	4.8%	Northern Trust Co.	4.9%

Bayerische Landesbank Girozentrale	3.0%	Wachovia Bank NA	4.9%

JPMorganChase Bank	7.8%	Yale	4.9%

*  Bond Insurance

AMBAC	4.9%	FSA	8.5%

FGIC	8.8%	MBIA	4.2%

Florida Tax-Exempt Fund 97.0%

Letter of Credit

Bank of America NA	5.0%	Northern Trust Co.	6.8%

BNP Paribas	5.9%	Republic National Bank	3.6%

Citibank, NA	6.9%	Societe Generale	4.5%

Florida Power & Light	4.9%	State Street Bank & Trust Co.	4.0%

JPMorganChase Bank	2.7%	Suntrust Bank	4.9%

Keybank NA	4.9%	Wachovia Bank NA	3.9%

La Salle Bank NA	6.9%	Wells Fargo	3.9%

*  Bond Insurance

AMBAC	4.9%	MBIA	3.1%

FRMC	4.9%	FGIC	6.8%

FSA	8.5%

Massachusetts Tax-Exempt Fund 96.3%

Letter of Credit

Allied Irish Banks, PLC	2.9%	Lloyds TSB Bank PLC	5.3%

Bank of America	5.0%	MIT Mass Inst Tech	2.0%

Bank of Nova Scotia	2.5%	PNC	5.3%

Comerica Bank, Detroit	4.5%	Smith College	5.2%

Depfa Bank, PLC	2.4%	State St. Bank & Trust Co., Boston	2.8%

Dexia Credit Local	4.8%	Sun Trust Bank of Atlanta	2.4%

Harvard University	4.8%	Wachovia Bank NA	3.3%

Kredietbank NV, Brussels	5.5%	Wellesley College	5.3%

La Salle Bank, NA	5.5%	Williams College	2.4%

Landesbank Hessen-Thueringen Girozentrale	4.7%

*  Bond Insurance

AMBAC	2.6%	FSA	4.0%

FGIC	5.1%	MBIA	8.0%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Michigan Tax-Exempt Fund 90.2%

Letter of Credit

Bank of America	0.7%	JPMorganChase Bank	8.5%

Bank of New York	5.2%	Kredietbank NV	3.7%

Barclays Bank PLC	2.6%	La Salle Bank, NA	4.9%

Comerica Bank	4.5%	Landesbank Hessen-Thuerinigen Girozentrale	9.1%

Depfa Bank PLC	4.9%	National City Bank	8.1%

FHLB	2.5%	Standard Federal Bank, NA	4.2%

Fifth Third Bank	4.9%	Wachovia Bk & TR Co.	3.5%

*  Bond Insurance

AMBAC	2.3%	FSA	4.9%

FGIC	6.5%	MBIA	9.2%

New Jersey Tax-Exempt Fund 88.8%

Letter of Credit

Allied Irish Bank, PLC	3.4%	Kredietbank NV. Brussels	1.0%

Bank of America	4.8%	Lloyds TSB Bank PLC	8.3%

Bank of New York	4.9%	PNC Bank, NA	6.3%

Bank of Nova Scotia	1.4%	Princeton University	4.9%

Bayerische Landesbank Girozentrale	4.9%	Suntrust Bank Nashville	0.5%

Citibank, NA	4.9%	Suntrust Bank Atlanta	4.4%

Dexia Credit Local	3.4%	Wachovia Bank NA	6.6%

JPMorganChase Bank	4.9%

*  Bond Insurance

AMBC	7.1%	FSA	7.4%

FGIC	3.2%	MBIA	6.5%

Ohio Tax-Exempt Fund 95.0%

Letter of Credit

ABN-AMRO Bank NV	3.8%	La Salle Bank	3.8%

Allied Irish Bank, PLC	5.4%	Landesbank Hessen-Thurin	4.9%

Bank of America, NA	3.4%	National City Bank	1.6%

Bank of Nova Scotia	4.9%	Ohio State University	7.2%

Barclays Bank PLC	4.1%	Republic National Bank	2.4%

Bayerische Landesbank Girozentrale	4.9%	State Street Bank & Trust Co.	5.4%

Citibank, NA	6.2%	US Bank NA	2.7%

Fifth Third Bank	3.8%	Wachovia Bank NA	6.4%

HBOS PLC	3.0%	Wells Fargo Bank NA	2.0%

JPMorganChase Bank	6.5%	Westdeutsche Landesbank AG	2.2%

Keybank NA, Cleveland, OH	4.5%

*  Bond Insurance

MBIA	5.9%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Pennsylvania Tax-Exempt Fund 96.5%

Letter of Credit

ABN-AMRO Bank NV	5.7%	JPMorganChase Bank	5.5%

Allied Irish Bank, PLC	3.2%	Kredietbank NV. Brussels	4.9%

Bank of America NA	6.6%	Landesbank Hessen-Thuerinigen Girozentrale	4.8%

Bank of Nova Scotia	3.0%	Northern Trust Co.	4.6%

Barclays Bank PLC	6.6%	PNC Bank, NA	4.9%

Bayerische Landesbank Girozentrale	1.3%	Toronto Dominion	6.7%

Comerica Bank	2.5%	University of Pennsylvania	5.1%

Depfa Bank, PLC	3.4%	Wachovia Bank NA	4.9%

Dexia Bank	2.9%

*  Bond Insurance

AMBAC	3.6%	FSA	5.2%

FNMA	4.2%	MBIA	6.9%

Virginia Tax-Exempt Fund 78.9%

Letter of Credit

Bank of America NA	4.7%	Suntrust Bank	4.7%

BB&T NA	4.9%	University of Virginia	4.7%

Citibank	9.8%	US Bank NA	8.8%

JP Morgan/ Chase	4.5%	Wachovia Bank NA	4.8%

*  Bond Insurance

AMBAC	9.1%	FSA	9.2%

FRMC	4.7%	MBIA	9.0%

New York Tax-Exempt Fund 100.4%

Letter of Credit

ABN/AMRO	3.7%	Keybank NA Cleveland OH	5.5%

Allied Irish Bank, PLC	3.2%	Kredietbank NV. Brussels	0.1%

Bank of America NA	5.5%	Landesbank Baden-Wurternberg	1.1%

Bank of New York	2.8%	Landesbank Hessen-Thueringen Girozentrale	3.7%

Bank of Nova Scotia	4.9%	Lloyds	2.6%

Bayerische Landesbank Girozentrale	2.5%	Republic N.B. New York	4.1%

Citibank, NA	5.6%	Royal Bank of Canada, Montreal	2.1%

Comerica Bank. Detroit	3.8%	Royal Bank of Scotland	0.8%

Depfa Bank, PLC	4.7%	Societe Generale	2.4%

Dexia Bank	2.2%	Wachovia BK & TR CO. NA North Carolina	2.3%

Fortis Bank	5.1%	Wells Fargo Bank NA	4.2%

JP Morgan Chase	4.9%	Westdeutsche Landesbank Girozentrale	5.2%

*  Bond Insurance

AMBAC	0.5%	FRMC	4.5%

FGIC	4.2%	FSA	4.8%

FNMA	1.2%	MBIA	2.2%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Arizona Municipal Money-Market Fund 75.6%

Letter of Credit

ABN-AMRO Bank NV	3.9%	JP Morgan/ Chase	10.6%

Bank of America NA	10.6%	Kredietbank NV	4.8%

Bank of New York	10.6%	La Salle Bank, NA	4.9%

Credit Suisse First Boston	4.9%

*  Bond Insurance

AMBAC	4.9%	FNMA	10.6%

FGIC	4.9%	FRMC	4.9%

Louisiana Municipal Money-Market Fund 71.9%

Letter of Credit

Bank of America NA	4.8%	Regions Bank	4.8%

Bank of New York	9.0%	Suntrust Bank Nashville NA	3.9%

Bay LandesBank Girozentrale	9.3%	Suntrust Bank of Atlanta	0.9%

JPMorganChase Bank	2.7%	Wachovia Bank	4.9%

Natexis Banques Populaires	4.8%

*  Bond Insurance

AMBAC	6.6%	FGIC	8.3%

MBIA	7.0%	FSA	2.2%

FNMA	2.7%

Minnesota Municipal Money-Market Fund 76.3%

Letter of Credit

Allied Irish Bank, PLC	2.0%	Lloyds TSB Bank PLC	9.2%

Dexia Bank	6.7%	University of Minnesota	10.2%

FNMA	4.9%	US Bank NA	3.6%

Harris Trust & Savings Bank	4.9%	Wells Fargo Bank NA	10.2%

La Salle Bank, NA	4.4%

*  Bond Insurance

AMBAC	5.0%	MBIA	10.2%

FRMC	5.0%

*  Some securities may be backed by both a letter of credit and bond insurance.

^  Amount is less than 0.05%.

(5)  Composition of Net Assets:

At November 30, 2006, the composition of each Fund's net assets was as follows:

	Interstate Fund	California Fund	Connecticut Fund	Florida Fund	Massachusetts Fund
Par Value	$1,232,665	$136,114	$28,849	$51,496	$24,547
Additional-Paid-in-Capital	1,231,432,133	135,977,527	28,820,543	51,444,234	24,522,345
Net Assets	$1,232,664,798	$136,113,641	$28,849,392	$51,495,730	$24,546,892
	Michigan Fund	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Par Value	$14,256	$56,699	$18,361	$67,025	$21,006
Additional-Paid-in-Capital	14,241,811	56,641,916	18,343,069	66,957,779	20,985,319
Net Assets	$14,256,067	$56,698,615	$18,361,430	$67,024,804	$21,006,325

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Composition of Net Assets (Continued)

	New York Fund	Arizona Fund	Louisiana Fund	Minnesota Fund
Par Value	$191,525	$203	$372	$909
Additional-Paid-in-Capital	191,333,024	2,034,707	3,716,373	9,090,137
Net Assets	$191,524,549	$2,034,910	$3,716,745	$9,091,046

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2006.

(6)  Capital Share Transactions:

For the period ended November 30, 2006 and the year ended May 31, 2006, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

	Period Ended November 30, 2006
	Class R	Treasurer's Trust	Class 75	Class 70	Class 45	Class 25
Sold	665,864,404	295,872,355	11,931,870	30,468,033	1,208,116	68,679,061
Reinvested	3,847,941	730,701	77,077	40,506	7,140	957,175
Redeemed	(637,547,827)	(272,718,859)	(12,603,242)	(28,424,078)	(820,813)	(84,223,046)
Net Increase (Decrease)	32,164,518	23,884,197	(594,295)	2,084,461	394,443	(14,586,810)

	Class 15	Class Institutional[1]
Sold	0	4,015,880,068
Reinvested	1,809	5,433,803
Redeemed	(0)	(3,230,609,320)
Net Increase	1,809	790,704,551

	Year Ended May 31, 2006
	Class R	Treasurer's Trust	Class 75	Class 70	Class 45	Class 25
Sold	1,193,940,109	450,122,707	10,116,006	175,463,902	1,899,359	153,302,998
Reinvested	5,070,615	885,658	22,962	41,004	6,187	870,076
Redeemed	(1,174,903,920)	(459,064,686)	(3,782,324)	(173,801,732)	(1,713,687)	(168,877,105)
Net Increase (Decrease)	24,106,804	(8,056,321)	6,356,644	1,703,174	191,859	(14,704,031)

	Class 15	Class Institutional[1]
Sold	513	3
Reinvested	2,780	275
Redeemed	(513)	(1)
Net Increase	2,780	277

1  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

	Class R
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Interstate Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0127	0.0182	0.0070	0.0010	0.0034	0.0108
Dividends from net investment income	(0.0127)	(0.0182)	(0.0070)	(0.0010)	(0.0034)	(0.0108)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.28%	1.84%	0.70%	0.10%	0.34%	1.09%
Ratios/Supplemental Data
Net assets end of year (millions)	$317.7	$285.5	$261.4	$283.5	$280.4	$295.7
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.90%	0.99%	1.01%
Ratio of net investment income to average net assets	2.54%	1.85%	0.69%	0.10%	0.33%	1.08%
	Treasurer's Trust
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0147	0.0222	0.0109	0.0040	0.0074	0.0149
Dividends from net investment income	(0.0147)	(0.0222)	(0.0109)	(0.0040)	(0.0074)	(0.0149)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.48%	2.25%	1.10%	0.40%	0.74%	1.50%
Ratios/Supplemental Data
Net assets end of period (millions)	$64.5	$40.7	$48.7	$22.5	$29.2	$20.5
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	2.94%	2.25%	1.24%	0.37%	0.71%	1.59%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class 75				Class 70
Interstate Tax-Exempt Fund	Six Months Ended November 30, 2006	Year Ended May 31, 2006	September 23, 2004* to May 31, 2005		Six Months Ended November 30, 2006	Year Ended May 31, 2006	August 16, 2004* to May 31, 2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0140	0.0207	0.0083		0.0142	0.0212	0.0092
Dividends from net investment income	(0.0140)	(0.0207)	(0.0083)		(0.0142)	(0.0212)	(0.0092)
Net asset value at end of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	1.41%	2.09%	0.83%		1.43%	2.15%	0.93%
Ratios/Supplemental Data
Net assets end of period (millions)	$5.8	$6.4	$—	^	$4.7	$2.6	$0.9
Ratio of expenses to average net assets, before fee waivers	0.75%	0.75%	0.75	%(a)	0.70%	0.70%	0.71	%(a)
Ratio of expenses to average net assets net of fee waivers	0.75%	0.75%	(b)		0.70%	0.70%	(b)
Ratio of net investment income to average net assets	2.78%	2.67%	1.60	%(a)	2.83%	2.12%	1.10	%(a)

	Class 45
Interstate Tax-Exempt Fund	Six Months Ended November 30, 2006		Year Ended May 31, 2006	Year Ended May 31, 2005	August 7, 2003* to May 31, 2004
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0154		0.0237	0.0123	0.0044
Dividends from net investment income	(0.0154)		(0.0237)	(0.0123)	(0.0044)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	1.56%		2.40%	1.25%	0.45%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.7		$0.3	$0.10	$—	^
Ratio of expenses to average net assets, before fee waivers	0.45	%(a)	0.45%	0.46%	0.44	%(a)
Ratio of expenses to average net assets net of fee waivers	0.45%		0.45%	(b)	(b)
Ratio of net investment income to average net assets	3.09%		2.46%	1.37%	0.55	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class 25
	Six Months Ended November 30,		Years Ended May 31,
Interstate Tax-Exempt Fund	2006		2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0165		0.0257	0.0144	0.0075	0.0109	0.0184
Dividends from net investment income	(0.0165)		(0.0257)	(0.0144)	(0.0075)	(0.0109)	(0.0184)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.66%		2.61%	1.46%	0.75%	1.09%	1.86%
Ratios/Supplemental Data
Net assets end of period (millions)	$48.4		$63.0	$77.7	$15.9	$17.8	$16.3
Ratio of expenses to average net assets, before fee waivers	0.25	%(a)	0.25%	0.25%	0.25%	0.25%	0.26%
Ratio of expenses to average net assets net of fee waivers	0.25%		0.25%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.28%		2.50%	1.76%	0.74%	1.07%	1.96%

	Class 15
	Six Months Ended	Years Ended			January 13, 2002* to May 31,
Interstate Tax-Exempt Fund	November 30, 2006	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0170	0.0267	0.0154	0.0085	0.0039
Dividends from net investment income	(0.0170)	(0.0267)	(0.0154)	(0.0085)	(0.0039)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Return	1.71%	2.71%	1.56%	0.86%	0.39%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.1	$0.10	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.16%	0.15%	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.15%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.39%	2.55%	1.54%	0.85%	1.03	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class Institutional[2]
Interstate Tax-Exempt Fund	Six Months Ended Nov. 30, 2006	May 31, 2006	February 1, 2005* to May 31, 2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0173	0.0271	0.0069
Dividends from net investment income	(0.0173)	(0.0271)	(0.0069)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	1.74%	2.75%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$790.8	$0.0	$—	^
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12	%(a)
Ratio of expenses to average net assets net of fee waivers	0.09%	0.12%	(b)
Ratio of net investment income to average net assets	3.46%	2.73%	2.12	%(a)

	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
California Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0123	0.0177	0.0068	0.0006	0.0033	0.0098
Dividends from net investment income	(0.0123)	(0.0177)	(0.0068)	(0.0006)	(0.0033)	(0.0098)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.24%	1.79%	0.69%	0.06%	0.33%	0.98%
Ratios/Supplemental Data
Net assets end of year (millions)	$136.1	$124.1	$105.2	$101.2	$109.0	$109.3
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.89%	0.99%	1.01%
Ratio of net investment income to average net assets	2.45%	1.80%	0.69%	0.06%	0.32%	1.00%

2  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Connecticut Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0127	0.0179	0.0068	0.0006	0.0025	0.0092
Dividends from net investment income	(0.0127)	(0.0179)	(0.0068)	(0.0006)	(0.0025)	(0.0092)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.28%	1.81%	0.68%	0.06%	0.25%	0.92%
Ratios/Supplemental Data
Net assets end of year (millions)	$28.8	$27.3	$23.4	$21.5	$36.4	$41.2
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.97%	0.99%	1.00%	0.86%	0.98%	1.01%
Ratio of net investment income to average net assets	2.54%	1.79%	0.68%	0.06%	0.25%	0.92%
	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Florida Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0129	0.0185	0.0072	0.0006	0.0036	0.0105
Dividends from net investment income	(0.0129)	(0.0185)	(0.0072)	(0.0006)	(0.0036)	(0.0105)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.30%	1.86%	0.73%	0.06%	0.36%	1.05%
Ratios/Supplemental Data
Net assets end of year (millions)	$51.5	$55.1	$43.1	$39.5	$45.9	$32.1
Ratio of expenses to average net assets, before fee waivers	1.00%	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	1.00%	0.91%	0.99%	1.00%
Ratio of net investment income to average net assets	2.57%	1.88%	0.74%	0.06%	0.35%	0.99%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Massachusetts Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0127	0.0181	0.0068	0.0006	0.0030	0.0099
Dividends from net investment income	(0.0127)	(0.0181)	(0.0068)	(0.0006)	(0.0030)	(0.0099)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.28%	1.82%	0.68%	0.06%	0.30%	0.99%
Ratios/Supplemental Data
Net assets end of year (millions)	$24.5	$28.5	$22.2	$17.8	$20.8	$21.0
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.01%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	(b)	1.00%	0.88%	0.98%	1.00%
Ratio of net investment income to average net assets	2.52%	1.84%	0.69%	0.06%	0.30%	0.99%
	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Michigan Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0129	0.0182	0.0069	0.0006	0.0029	0.0080
Dividends from net investment income	(0.0129)	(0.0182)	(0.0069)	(0.0006)	(0.0029)	(0.0080)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.30%	1.84%	0.70%	0.06%	0.29%	0.81%
Ratios/Supplemental Data
Net assets end of year (millions)	$14.3	$16.3	$16.6	$12.1	$7.9	$8.5
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.01%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.97%	0.99%	1.00%	0.91%	0.98%	1.00%
Ratio of net investment income to average net assets	2.58%	1.78%	0.77%	0.06%	0.29%	0.64%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
New Jersey Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0126	0.0178	0.0068	0.0006	0.0029	0.0101
Dividends from net investment income	(0.0126)	(0.0178)	(0.0068)	(0.0006)	(0.0029)	(0.0101)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.27%	1.80%	0.68%	0.06%	0.29%	1.01%
Ratios/Supplemental Data
Net assets end of year (millions)	$56.7	$54.0	$45.0	$50.2	$56.0	$57.5
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	0.99%	0.87%	0.97%	1.01%
Ratio of net investment income to average net assets	2.63%	1.81%	0.66%	0.06%	0.28%	0.94%
	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Ohio Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0128	0.0184	0.0071	0.0006	0.0030	0.0082
Dividends from net investment income	(0.0128)	(0.0184)	(0.0071)	(0.0006)	(0.0030)	(0.0082)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.29%	1.86%	0.71%	0.06%	0.30%	0.83%
Ratios/Supplemental Data
Net assets end of year (millions)	$18.4	$18.7	$19.0	$10.9	$10.4	$5.7
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.01%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.92%	0.99%	1.01%
Ratio of net investment income to average net assets	2.56%	1.83%	0.79%	0.06%	0.29%	0.81%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Pennsylvania Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0130	0.0186	0.0070	0.0007	0.0036	0.0097
Dividends from net investment income	(0.0130)	(0.0186)	(0.0070)	(0.0007)	(0.0036)	(0.0097)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.30%	1.88%	0.70%	0.07%	0.36%	0.97%
Ratios/Supplemental Data
Net assets end of year (millions)	$67.0	$48.9	$44.7	$46.1	$40.6	$51.5
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	1.00%	0.99%	1.00%	0.93%	1.00%	1.01%
Ratio of net investment income to average net assets	2.58%	1.87%	0.70%	0.07%	0.34%	0.89%
	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
Virginia Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0128	0.0181	0.0067	0.0006	0.0025	0.0069
Dividends from net investment income	(0.0128)	(0.0181)	(0.0067)	(0.0006)	(0.0025)	(0.0069)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.29%	1.82%	0.67%	0.06%	0.25%	0.69%
Ratios/Supplemental Data
Net assets end of year (millions)	$21.0	$20.7	$13.7	$11.0	$11.3	$13.0
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.96%	0.91%	1.00%	0.90%	0.95%	0.99%
Ratio of net investment income to average net assets	2.55%	1.88%	0.70%	0.06%	0.24%	0.60%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Six Months Ended Nov. 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
New York Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0127	0.0176	0.0067	0.0006	0.0034	0.0095
Dividends from net investment income	(0.0127)	(0.0176)	(0.0067)	(0.0006)	(0.0034)	(0.0095)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.28%	1.77%	0.67%	0.06%	0.34%	0.95%
Ratios/Supplemental Data
Net assets end of year (millions)	$191.5	$185.9	$164.4	$172.6	$228.4	$234.4
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.02%	1.02%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.01%	0.89%	0.99%	1.01%
Ratio of net investment income to average net assets	2.53%	1.77%	0.66%	0.06%	0.34%	0.94%

	Six Months Ended Nov. 30, 2006	Period Ended May 31, 2006**
Arizona Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000
Net investment income	0.0128	0.0039
Dividends from net investment income	0.0128	(0.0039)
Net asset value at end of year	$1.0000	$1.0000
Total Return	1.29%	0.39%
Ratios/Supplemental Data
Net assets end of year (millions)	$2.0	$0.1
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00	%(a)
Ratio of expenses to average net assets net of fee waivers	0.98%	0.92	%(a)
Ratio of net investment income to average net assets	2.55%	2.42	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Six Months Ended Nov. 30,		Years Ended May 31,		April 17 2002* to May 31,
	2006	2006	2005	2004	2003	2002
Louisiana Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0129	0.0213	0.0065	0.0007	0.0032	0.0014
Dividends from net investment income	(0.0129)	(0.0213)	(0.0065)	(0.0007)	(0.0032)	(0.0014)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.30%	2.16%	0.66%	0.07%	0.32%	0.14%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.7	$0.7	$0.3	$0.2	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	1.00%	0.99%	1.01%	1.00%	1.00%	1.04	%(a)
Ratio of expenses to average net assets net of fee waivers	0.97%	0.52%	1.00%	0.64%	0.57%	0.00	%(a)
Ratio of net investment income to average net assets	2.55%	2.33%	0.74%	0.06%	0.32%	1.15	%(a)
	Six Months Ended Nov. 30,		Years Ended May 31,		April 17 2002* to May 31,
	2006	2006	2005	2004	2003	2002
Minnesota Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0131	0.0179	0.0066	0.0006	0.0044	0.0017
Dividends from net investment income	(0.0131)	(0.0179)	(0.0066)	(0.0006)	(0.0044)	(0.0017)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.32%	1.80%	0.66%	0.06%	0.44%	0.17%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.1	$3.1	$1.4	$0.6	$0.2	$0.1
Ratio of expenses to average net assets, before fee waivers	1.00%	1.01%	1.00%	1.01%	1.00%	1.04	%(a)
Ratio of expenses to average net assets net of fee waivers	0.67%	0.94%	0.99%	0.78%	0.69%	0.00	%(a)
Ratio of net investment income to average net assets	2.63%	1.88%	0.78%	0.06%	0.43%	1.40	%(a)

*  Inception of Class Operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

^  Amount is less than $50,000.

**  Commenced operations on April 3, 2006.

NOTES TO FINANCIAL STATEMENTS (Continued)

(8)  Other Matters

Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

(9)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2006 and held for the entire period ending November 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period*
Interstate Tax-Exempt Class R
Actual	$1,000.00	$1,006.42	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax-Exempt Treasurer's Trust
Actual	$1,000.00	$1,007.42	$3.01
Hypothetical	$1,000.00	$1,021.77	$3.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax-Exempt Class 75
Actual	$1,000.00	$1,007.07	$3.76
Hypothetical	$1,000.00	$1,020.98	$3.95

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax- Exempt Class 70
Actual	$1,000.00	$1,007.17	$3.51
Hypothetical	$1,000.00	$1,021.24	$3.69

*  Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period*
Interstate Tax- Exempt Class 45
Actual	$1,000.00	$1,007.82	$2.26
Hypothetical	$1,000.00	$1,022.56	$2.37

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax- Exempt Class 25
Actual	$1,000.00	$1,008.32	$1.25
Hypothetical	$1,000.00	$1,023.61	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax- Exempt Class 15
Actual	$1,000.00	$1,008.57	$0.75
Hypothetical	$1,000.00	$1,024.14	$0.79

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Interstate Tax- Exempt Class Institutional**
Actual	$1,000.00	$1,008.72	$0.60
Hypothetical	$1,000.00	$1,024.30	$0.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

California Tax-Exempt
Actual	$1,000.00	$1,006.22	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Connecticut Tax-Exempt
Actual	$1,000.00	$1,006.42	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Florida Tax-Exempt
Actual	$1,000.00	$1,006.42	$5.06
Hypothetical	$1,000.00	$1,019.61	$5.32

*  Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Massachusetts Tax-Exempt
Actual	$1,000.00	$1,006.42	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Michigan Tax-Exempt
Actual	$1,000.00	$1,006.52	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period*
New Jersey Tax-Exempt
Actual	$1,000.00	$1,006.37	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Ohio Tax-Exempt
Actual	$1,000.00	$1,006.47	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pennsylvania Tax-Exempt
Actual	$1,000.00	$1,006.52	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Virginia Tax-Exempt
Actual	$1,000.00	$1,006.47	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

New York Tax-Exempt
Actual	$1,000.00	$1,006.42	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Arizona Municipal Money-Market Fund
Actual	$1,000.00	$1,006.52	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Louisiana Municipal Money-Market Fund
Actual	$1,000.00	$1,006.62	$4.91
Hypothetical	$1,000.00	$1,019.77	$5.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Minnesota Municipal Money-Market Fund
Actual	$1,000.00	$1,006.62	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds' Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management the Trust had failed to protect its assets by failing to identify and collect amounts due to the Trust. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

The Funds provided PricewaterhouseCoopers, LLP with a copy of these disclosures and PricewaterhouseCoopers, LLP has furnished the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's Form N-SAR filed on November 30, 2005.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

Item 2.                        Code of Ethics.

Not applicable

Item 3.                        Audit Committee Financial Expert.

Not applicable.

Item 4.                        Principal Accountant Fees and Services.

Not applicable.

Item 5.                        Audit Committee of Listed Registrants.

Not applicable.

Item 6.                        Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                        Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.                 Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11. Controls and Procedures.

(a)                                  The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)                 Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a) (2)                 Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)                                 Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve New York Tax-Exempt Trust

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	February 8, 2007

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	February 8, 2007

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	February 8, 2007

By:	/s/Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer

Date:	February 8, 2007